UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21236

DREYFUS PREMIER STOCK FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	09/30
Date of reporting period:	09/30/08

FORM N-CSR

Item 1. Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Fund Performance

8	Understanding Your Fund’s Expenses

8	Comparing Your Fund’s Expenses With Those of Other Funds

9	Statement of Investments

14	Statement of Financial Futures

15	Statement of Assets and Liabilities

16	Statement of Operations

17	Statements of Changes in Net Assets

20	Financial Highlights

25	Notes to Financial Statements

36	Report of Independent Registered Public Accounting Firm

37	Important Tax Information

38	Board Members Information

41	Officers of the Fund

FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier International Equity Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this annual report for Dreyfus Premier International Equity Fund, covering the 12-month period from October 1, 2007, through September 30, 2008.

These are difficult times for international investors. A credit crunch that began in the United States in 2007 has developed into a full-blown global financial crisis, recently resulting in the failure of several major financial institutions. Meanwhile, the global economic slowdown has gathered momentum, depressing investor sentiment, consumer confidence and business investment around the world.These factors undermined equity returns in most regions,including formerly high-flying emerging markets.

The depth and duration of the economic downturn will depend on how quickly the global financial system can be stabilized. We believe that government efforts in the United States and Europe meet several critical requirements for addressing today’s financial stresses, and we expect them to contribute to a more orderly deleveraging process. However, recuperation from the financial crisis is likely to take time. In the meantime, we encourage you to keep in touch with your financial advisor and maintain a long-term and disciplined perspective to investing. Indeed, we already are seeing some positive signs, including a likely peak in global inflationary pressures, attractive valuations among fundamentally sound companies and a large pool of worldwide financial liquidity that could be deployed gradually as the economic cycle turns.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chief Executive Officer The Dreyfus Corporation

2 October 15, 2008

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2007, through September 30, 2008, as provided by William Patzer, Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended September 30, 2008, Dreyfus Premier International Equity Fund’s Class A shares produced a total return of –34.53%, Class B shares returned –35.04%, Class C shares returned –35.04%, Class I shares returned –34.34% and Class T shares returned –34.77% .1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”), produced a total return of –30.50% for the same period.2

A global financial crisis and economic slowdown weighed heavily on investor sentiment, producing negative absolute returns in every geographic area and economic segment within the MSCI EAFE Index. The fund’s returns lagged its benchmark, due primarily to weak stock selection strategies in Japan, the United Kingdom, the industrials sector, and the consumer discretionary sector.

The Fund’s Investment Approach

The fund seeks long-term growth of capital.The fund normally invests at least 80% of assets in shares of companies located in the foreign countries represented in the MSCI EAFE Index and Canada, and may also invest up to 25% of assets in securities of issuers located in emerging market countries.

The fund invests in stocks that appear to be undervalued as measured by their price/earnings ratios, and that may have value and/or growth characteristics.We employ a “bottom-up” investment approach, which emphasizes individual stock selection. Our stock selection process is designed to produce a diversified portfolio that, relative to the MSCI EAFE Index, has a below-average price/earnings ratio and an above-average earnings growth trend.

Equity Markets Floundered Amid Financial Turmoil

A worldwide economic downturn and turmoil in global credit markets were the primary drivers of poor stock market performance over the

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

reporting period.As the fund’s fiscal year progressed, tighter credit conditions, sluggish business and consumer spending and higher energy and food costs took their toll on stock prices across a variety of geographic regions and economic sectors. Although aggressive efforts by several central banks and, later in the reporting period, falling commodity prices appeared at times to stabilize the financial markets, global economic and credit conditions continued to deteriorate. By the reporting period’s end, the financial crisis had resulted in the failure of several large financial institutions, prompting governments in the United States and Europe to intervene in an attempt to thaw frozen credit markets.

Stock Selections Proved Ineffective in a Turbulent Market

This challenging environment was reflected in the fund’s lagging relative performance in Japan and the United Kingdom, where disappointing security selections detracted further from performance. Japanese industrial firm Toyo Engineering, electronics exporters Panasonic and Sony, and real estate-exposed companies Kenedix and Urban fared poorly amid a flight to more defensive investments. British commercial banks HBOS and The Royal Bank of Scotland Group also posted sub-par results, as did U.K. retailer Next. In addition, Dutch commercial bank ING Groep sustained a substantial loss, while construction firm Koninklijke BAM Groep felt the backlash of reduced demand.

In the industrials sector, machinery and construction engineering firms suffered due to slower capital spending and higher steel costs, adversely affecting Japan’s Komatsu, Germany’s MAN and Sweden’s Alfa Laval. In the consumer discretionary sector, Isuzu Motors posted steep declines due to sluggish automobile sales, while Hong Kong’s clothier Esprit International encountered slower consumer spending. In the materials sector, Australian smelter BHP Billiton and Austrian steel producer voestalpine AG suffered when deteriorating economic conditions dampened demand for industrial metals.

Other weak holdings during the reporting period included Finland’s Nokia, which was hurt by pricing pressures in the mobile handset market, and Britain’s Vodafone Group, which experienced regulatory issues and slower sales in emerging markets.

Despite the reporting period’s economic headwinds, a strong trading strategy in several European countries contributed positively to rela-

4

tive performance. Avoiding Switzerland’s UBS and Belgium’s Fortis buoyed the fund’s financials component, while Zurich Financial Services, and CNP Assurances and Banque BNP Paribas boosted returns. Modestly overweighted exposure to the traditionally defensive utilities and health care sectors also proved beneficial. In the utilities sector, Union Fenosa Group fared relatively well when the acquisition of the Spanish power supplier was applauded by international investors. Other notable individual performers included HSBC Holdings, which was less exposed to the mortgage industry than many of its competitors; and UK-based food retailer,Tesco, who had strong first half earnings and is showing strong market share.Australian energy firm Santos and Japanese convenience-store operator FamilyMart made positive contributions to performance through favorable timing of the sale of the fund’s positions in both companies.

Finding Value in Distressed Markets

We have maintained our disciplined approach, which favors companies with perceived attractive valuations and positive business momentum. Although the global market downturn has been painful, we believe it has produced some compelling opportunities in the bruised financials sector, particularly among insurance companies and commercial banks with light exposure to troubled sub-prime loans. Conversely, we have found relatively few opportunities in Japan or the materials sector.

October 15, 2008

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation and The
Boston Company Asset Management, LLC. Had these expenses not been absorbed, returns would have been lower.
2	SOURCE: LIPPER INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe, Australasia, Far
East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Returns are calculated on a month-end basis.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class A, Class B, Class C, Class I and Class T shares of
Dreyfus Premier International Equity Fund on 9/30/98 to a $10,000 investment made in the Morgan Stanley
Capital International Europe Australasia Far East Index (the “Index”) on that date. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in charges and expenses. All dividends and capital gain distributions are reinvested.
Prior to 8/1/07, the fund invested its assets in a “master portfolio” that had the same investment objective and policies as the fund. This master/feeder arrangement was terminated on 8/1/07 and the fund operates as a stand alone fund. Performance information represents the performance of the predecessor master portfolio (and its predecessor fund) and the expenses of the master portfolio’s predecessor fund through January 31, 2003, and the fund’s performance and expense structure thereafter. The master portfolio’s predecessor fund contributed all of its assets to the master portfolio before the fund commenced investment operations on 2/1/03. 12/8/88 represents the inception date of the master portfolio’s unregistered predecessor fund.
The fund’s performance shown in the line graph takes into account the maximum initial sales charges on Class A and
Class T shares and all other applicable fees and expenses on all classes.The Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial
Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 9/30/08

	1 Year	5 Years	10 Years

Class A shares
with maximum sales charge (5.75%)	(38.29)%	8.18%	6.59%
without sales charge	(34.53)%	9.46%	7.22%
Class B shares
with applicable redemption charge †	(37.44)%	8.35%	7.15%
without redemption	(35.04)%	8.64%	7.15%
Class C shares
with applicable redemption charge ††	(35.64)%	8.64%	6.81%
without redemption	(35.04)%	8.64%	6.81%
Class I shares	(34.34)%	9.76%	7.44%
Class T shares
with applicable sales charge (4.5%)	(37.70)%	8.15%	6.61%
without sales charge	(34.77)%	9.15%	7.10%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance for Class B shares assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.
† The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to
Class A shares.
†† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier International Equity Fund from April 1, 2008 to September 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended September 30, 2008

	Class A	Class B	Class C	Class I	Class T

Expenses paid per $1,000†	$ 4.93	$ 8.57	$ 8.35	$ 3.74	$ 6.82
Ending value (after expenses)	$761.00	$758.40	$757.90	$762.20	$759.80

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended September 30, 2008

	Class A	Class B	Class C	Class I	Class T

Expenses paid per $1,000†	$ 5.65	$ 9.82	$ 9.57	$ 4.29	$ 7.82
Ending value (after expenses)	$1,019.40	$1,015.25	$1,015.50	$1,020.75	$1,017.25

† Expenses are equal to the fund’s annualized expense ratio of 1.12% for Class A, 1.95% for Class B, 1.90% for Class C, .85% for Class I and 1.55% for Class T shares; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS September 30, 2008

Common Stocks—97.2%	Shares	Value ($)

Australia—5.8%
Bendigo and Adelaide Bank	126,640	1,209,938
BHP Billiton	135,203	3,473,912
Computershare	98,717	742,345
Dexus Property Group	545,472	634,264
Incitec Pivot	86,640 [a]	357,880
Sonic Healthcare	47,560	499,477
Telstra	278,020	932,461
Westpac Banking	75,104	1,329,402
		9,179,679
Austria—.3%
Erste Group Bank	10,750	541,802
Belgium—2.0%
Colruyt	3,000	748,851
Delhaize Group	28,390	1,654,394
Groupe Bruxelles Lambert	8,740	754,700
		3,157,945
Finland—1.5%
Nokia	127,070	2,368,923
France—8.9%
AXA	40,474	1,326,853
BNP Paribas	26,247	2,523,205
Cap Gemini	21,780	1,036,216
Casino Guichard Perrachon	21,593	1,935,929
CNP Assurances	6,900	779,312
France Telecom	23,878	668,677
GDF SUEZ	39,692	2,076,901
Total	46,062	2,778,954
Unibail-Rodamco	5,398	1,099,667
		14,225,714
Germany—8.9%
Adidas	21,650	1,162,738
BASF	30,686	1,470,646
Bayer	23,800	1,737,226
Deutsche Bank	12,300	875,113
Deutsche Telekom	79,231	1,215,878
E.ON	56,950	2,884,126

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Germany (continued)
Linde	9,795	1,050,422
MAN	8,710	585,076
RWE	6,500	624,975
Salzgitter	4,841	489,027
SAP	14,880	799,024
Siemens	8,720	818,408
ThyssenKrupp	16,410	493,976
		14,206,635
Hong Kong—2.9%
CITIC International Financial Holdings	923,500 [a]	611,060
Esprit Holdings	210,200	1,291,454
Hang Seng Bank	60,400	1,127,982
Hutchison Whampoa	86,000	654,691
Hysan Development	337,000	876,594
		4,561,781
Ireland—.5%
Kerry Group, Cl. A	29,129	854,461
Italy—5.3%
Banca Popolare di Milano Scarl	91,603	787,613
Buzzi Unicem	24,891	377,782
Enel	225,460	1,895,410
ENI	77,160	2,061,824
Intesa Sanpaolo	178,960	990,870
Prysmian	63,729	1,261,143
Snam Rete Gas	181,720	1,092,595
		8,467,237
Japan—19.5%
Canon	11,200	418,735
Daihatsu Motor	214,000	2,329,675
Fujitsu	131,000	731,816
Hitachi Chemical	36,200	480,812
INPEX	54	467,703
Isuzu Motors	758,000	2,094,007
JFE Holdings	17,000	528,813
KDDI	332	1,859,542
Konica Minolta Holdings	62,000	714,635
Marubeni	242,400	1,095,086

10

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Matsushita Electric Industrial	99,000	1,718,154
Mitsubishi Tanabe Pharma	52,000	717,663
Mitsubishi UFJ Financial Group	251,400	2,179,295
Mitsubishi UFJ Lease & Finance	20,710	684,538
Mitsui & Co.	56,200	694,445
Mizuho Financial Group	291	1,276,719
Nikon	24,700	587,134
Nintendo	1,700	707,684
Nippon Telegraph & Telephone	232	1,033,367
Nippon Yusen	90,000	583,807
Nomura Holdings	53,900	695,609
Nomura Real Estate Holdings	34,000	811,917
Seiko Epson	33,800	779,659
Sony	40,500	1,252,493
Sumitomo Electric Industries	77,800	846,043
Takeda Pharmaceutical	18,600	936,751
Tokio Marine Holdings	42,400	1,538,628
Tosoh	146,000	431,883
Toyo Engineering	197,000	832,197
Tsumura & Co.	25,700	651,135
Yamaguchi Financial Group	123,000	1,478,409
		31,158,354
Luxembourg—.2%
ArcelorMittal	6,770	338,897
Netherlands—2.7%
Aalberts Industries	35,690	457,301
European Aeronautic Defence and Space	57,557	995,877
ING Groep	66,944	1,456,241
Koninklijke BAM Groep	55,131	715,169
Koninklijke DSM	13,350	628,618
		4,253,206
Norway—.6%
StatoilHydro	40,900	975,020
Spain—4.2%
Banco Santander	148,590	2,249,285
Corporacion Financiera Alba	16,863	697,259
Mapfre	160,290	701,149

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Spain (continued)
Repsol	29,480	870,890
Telefonica	89,980	2,151,001
		6,669,584
Sweden—1.8%
Alfa Laval	122,450	1,267,761
Nordea Bank	130,500	1,566,126
		2,833,887
Switzerland—8.9%
Adecco	12,290	537,006
Credit Suisse Group	45,160	2,150,131
Lonza Group	6,593	819,960
Nestle	96,370	4,168,201
Novartis	56,385	2,949,239
Roche Holding	14,584	2,273,455
Zurich Financial Services	4,820	1,336,073
		14,234,065
United Kingdom—23.2%
Anglo American	13,120	438,618
AstraZeneca	41,490	1,815,704
Barclays	255,880	1,554,405
BP	267,190	2,224,289
British American Tobacco	25,578	835,763
Charter	58,630	655,340
Cookson Group	131,224	1,106,670
Greene King	89,180	733,228
HSBC Holdings	254,100	4,115,088
Imperial Tobacco Group	69,220	2,223,970
Rexam	101,680	713,364
Royal Bank of Scotland Group	332,480	1,101,346
Royal Dutch Shell, Cl. A	12,310	355,594
Royal Dutch Shell, Cl. B	105,150	2,983,034
RSA Insurance Group	512,953	1,383,243
Sage Group	172,480	600,442
Scottish & Southern Energy	39,850	1,013,031
Stagecoach Group	196,018	894,063
Standard Chartered	59,010	1,433,361
Standard Life	261,010	1,128,468

12

Common Stocks (continued)	Shares	Value ($)

United Kingdom (continued)
Tesco	268,960	1,870,460
Thomas Cook Group	397,480	1,570,324
Vedanta Resources	15,455	320,870
Vodafone Group	1,110,630	2,453,589
WPP Group	307,160	2,492,732
Xstrata	28,540	883,436
		36,900,432
Total Common Stocks
(cost $192,779,732)		154,927,622

Preferred Stocks—.8%

Germany
Fresenius
(cost $1,138,238)	18,270	1,318,779

Other Investment—.9%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,370,000)	1,370,000 [b]	1,370,000

Total Investments (cost $195,287,970)	98.9%	157,616,401
Cash and Receivables (Net)	1.1%	1,730,244
Net Assets	100.0%	159,346,645

a	Non-income producing security.

b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Financial	28.7	Materials	7.8
Consumer Discretionary	9.5	Telecommunication Services	6.5
Consumer Staples	9.0	Utilities	6.0
Health Care	8.6	Information Technology	5.6
Industrial	8.3	Money Market Investment	.9
Energy	8.0		98.9

† Based on net assets.
See notes to financial statements.

The Fund 13

STATEMENT OF FINANCIAL FUTURES

September 30, 2008

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2008 ($)

Financial Futures Long
MSCI Pan Euro	53	1,306,030	December 2008	(28,965)
Topix	3	306,333	December 2008	(18,708)
				(47,673)

See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2008

				Cost	Value

Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers				193,917,970	156,246,401
Affiliated issuers				1,370,000	1,370,000
Cash denominated in foreign currencies				1,203,197	1,173,710
Receivable for investment securities sold					1,382,642
Dividends and interest receivable					844,760
Due from Broker					295,000
Receivable for shares of Beneficial Interest subscribed					113,080
Unrealized appreciation on forward currency exchange contracts—Note 4					19,145
Receivable for futures variation margin					637
Prepaid expenses					55,657
					161,501,032

Liabilities ($):
Due to The Boston Company Asset Management, LLC and affiliates—Note 3(c)					259,160
Cash overdraft due to custodian					151,997
Payable for shares of Beneficial Interest redeemed					966,401
Payable for investment securities purchased					661,248
Interest payable—Note 2					869
Accrued expenses					114,712
					2,154,387

Net Assets ($)					159,346,645

Composition of Net Assets ($):
Paid-in capital					212,482,991
Accumulated undistributed investment income—net					5,369,676
Accumulated net realized gain (loss) on investments					(20,723,175)
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions [including
($47,673) net unrealized (depreciation) on financial futures]					(37,782,847)

Net Assets ($)					159,346,645

Net Asset Value Per Share
	Class A	Class B	Class C	Class I	Class

Net Assets ($)	129,885,812	6,356,443	19,529,119	2,350,379	1,224,892
Shares Outstanding	4,438,375	221,441	677,513	79,065	42,025

Net Asset Value
Per Share ($)	29.26	28.70	28.82	29.73	29.15

a Represents collateral for open financial futures position.
See notes to financial statements.

The Fund 15

STATEMENT OF OPERATIONS
Year Ended September 30, 2008

Investment Income ($):
Income:
Cash dividends (net of $974,119 foreign taxes withheld at source):
Unaffiliated issuers	8,407,036
Affiliated issuers	47,426
Interest income	75,935
Total Income	8,530,397
Expenses:
Investment advisory fee—Note 3(a)	2,296,000
Administration fees—Note 3(a)	287,000
Shareholder servicing costs—Note 3(c)	1,136,618
Custodian fees—Note 3(c)	414,019
Distribution fees—Note 3(b)	367,676
Prospectus and shareholders’ reports	111,411
Registration fees	96,367
Professional fees	74,904
Trustees’ fees and expenses—Note 3(d)	20,655
Interest expense—Note 2	7,356
Loan commitment fees—Note 2	2,925
Miscellaneous	38,196
Total Expenses	4,853,127
Less—reduction in investment advisory fee due to undertaking—Note 3(a)	(558,173)
Less—reduction in fees due to earnings credits—Note 1(c)	(21,532)
Less—reduction in expenses due to undertaking—Note 3(a)	(683,782)
Net Expenses	3,589,640
Investment Income—Net	4,940,757

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(4,524,745)
Net realized gain (loss) on financial futures	(426,022)
Net realized gain (loss) on forward currency exchange contracts	(347,426)
Net Realized Gain (Loss)	(5,298,193)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions [including ($147,757)
net unrealized (depreciation) on financial futures]	(97,040,339)
Net Realized and Unrealized Gain (Loss) on Investments	(102,338,532)
Net (Decrease) in Net Assets Resulting from Operations	(97,397,775)

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended September 30,

	2008	2007[a]

Operations ($):
Investment income—net	4,940,757	3,759,991
Net realized gain (loss) on investments	(5,298,193)	24,175,157
Net unrealized appreciation
(depreciation) on investments	(97,040,339)	31,190,073
Net Increase (Decrease) in Net Assets
Resulting from Operations	(97,397,775)	59,125,221

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(3,743,316)	(1,144,442)
Class B Shares	(65,231)	(12,479)
Class C Shares	(66,229)	(120,805)
Class I Shares	(181,914)	(74,799)
Class T Shares	(19,528)	(3,128)
Net realized gain on investments:
Class A Shares	(17,546,791)	(1,799,567)
Class B Shares	(866,993)	(142,388)
Class C Shares	(3,113,758)	(663,681)
Class I Shares	(723,523)	(104,672)
Class T Shares	(109,067)	(8,285)
Total Dividends	(26,436,350)	(4,074,246)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	49,722,193	185,061,112
Class B Shares	1,055,794	2,661,160
Class C Shares	4,170,090	16,599,083
Class I Shares	1,209,821	6,635,231
Class T Shares	808,314	699,355
Net assets received in connection
with reorganization—Note 1	50,116,926	—

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended September 30,

	2008	2007[a]

Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A Shares	18,629,230	2,170,654
Class B Shares	688,667	108,606
Class C Shares	1,513,095	383,843
Class I Shares	725,990	163,398
Class T Shares	89,885	10,065
Cost of shares redeemed:
Class A Shares	(173,510,321)	(62,977,721)
Class B Shares	(5,406,158)	(4,121,594)
Class C Shares	(36,985,915)	(14,713,203)
Class I Shares	(11,993,069)	(2,289,165)
Class T Shares	(612,142)	(314,188)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(99,777,600)	130,076,636
Total Increase (Decrease) in Net Assets	(223,611,725)	185,127,611

Net Assets ($):
Beginning of Period	382,958,370	197,830,759
End of Period	159,346,645	382,958,370
Undistributed investment income—net	5,369,676	4,073,397

18

	Year Ended September 30,

	2008	2007[a]

Capital Share Transactions:
Class Ab
Shares sold	1,128,944	4,094,545
Shares issued in connection with reorganization—Note 1	1,135,151	—
Shares issued for dividends reinvested	445,037	49,774
Shares redeemed	(4,143,527)	(1,374,519)
Net Increase (Decrease) in Shares Outstanding	(1,434,395)	2,769,800

Class Bb
Shares sold	25,041	61,818
Shares issued in connection with reorganization—Note 1	21,999	—
Shares issued for dividends reinvested	16,658	2,523
Shares redeemed	(126,393)	(92,193)
Net Increase (Decrease) in Shares Outstanding	(62,695)	(27,852)

Class C
Shares sold	99,192	388,163
Shares issued in connection with reorganization—Note 1	38,062	—
Shares issued for dividends reinvested	36,460	8,923
Shares redeemed	(878,789)	(327,972)
Net Increase (Decrease) in Shares Outstanding	(705,075)	69,114

Class I
Shares sold	28,870	144,890
Shares issued in connection with reorganization—Note 1	4,530	—
Shares issued for dividends reinvested	17,098	3,699
Shares redeemed	(284,886)	(50,147)
Net Increase (Decrease) in Shares Outstanding	(234,388)	98,442

Class T
Shares sold	18,800	15,515
Shares issued in connection with reorganization—Note 1	7,815	—
Shares issued for dividends reinvested	2,148	231
Shares redeemed	(15,083)	(6,944)
Net Increase (Decrease) in Shares Outstanding	13,680	8,802

a Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b During the period ended September 30, 2008, 40,946 Class B shares representing $1,644,692 were automatically converted to 40,269 Class A shares and during the period ended September 30, 2007, 21,983 Class B shares representing $992,688 were automatically converted to 21,627 Class A shares.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended September 30,

Class A Shares	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	48.76	40.05	34.14	26.23	21.15
Investment Operations:
Investment income—net[a]	.77	.63	.59	.38	.25
Net realized and unrealized
gain (loss) on investments	(16.45)	8.81	5.58	7.61	5.15
Total from Investment Operations	(15.68)	9.44	6.17	7.99	5.40
Distributions:
Dividends from investment income—net	(.67)	(.28)	(.04)	(.07)	(.12)
Dividends from net realized
gain on investments	(3.15)	(.45)	(.22)	(.01)	(.20)
Total Distributions	(3.82)	(.73)	(.26)	(.08)	(.32)
Net asset value, end of period	29.26	48.76	40.05	34.14	26.23

Total Return (%)[b]	(34.53)	23.80	18.16	30.50	25.71

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.57	1.27[c]	1.38[c]	3.12[c]	8.92[c]
Ratio of net expenses
to average net assets	1.12	1.19[c]	1.28[c]	1.50[c]	1.44[c]
Ratio of net investment income
to average net assets	1.90	1.37[c]	1.55[c]	1.15[c]	.97[c]
Portfolio Turnover Rate	117.20	18.76[d,e]	—	—	—

Net Assets, end of period ($ x 1,000)	129,886	286,373	124,283	10,107	561

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2004-2006, the ratios include the fund’s share of the Boston Company International Core Equity Portfolio’s (the “Portfolio”)
allocated expenses.
d Not annualized.
e For the period from October 1, 2003 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.

See notes to financial statements.

20

		Year Ended September 30,

Class B Shares	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	47.83	39.40	33.79	26.09	21.14
Investment Operations:
Investment income—net[a]	.41	.19	.25	.14	.05
Net realized and unrealized
gain (loss) on investments	(16.15)	8.73	5.58	7.57	5.16
Total from Investment Operations	(15.74)	8.92	5.83	7.71	5.21
Distributions:
Dividends from investment income—net	(.24)	(.04)	—	—	(.06)
Dividends from net realized
gain on investments	(3.15)	(.45)	(.22)	(.01)	(.20)
Total Distributions	(3.39)	(.49)	(.22)	(.01)	(.26)
Net asset value, end of period	28.70	47.83	39.40	33.79	26.09

Total Return (%)[b]	(35.04)	22.79	17.25	29.56	24.82

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.40	2.06[c]	2.18[c]	3.93[c]	9.67[c]
Ratio of net expenses
to average net assets	1.95	2.00[c]	2.03[c]	2.25[c]	2.09[c]
Ratio of net investment income
to average net assets	1.04	.43[c]	.68[c]	.44[c]	.22[c]
Portfolio Turnover Rate	117.20	18.76[d,e]	—	—	—

Net Assets, end of period ($ x 1,000)	6,356	13,590	12,292	4,295	840

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2004-2006, the ratios include the fund’s share of the Boston Company International Core Equity Portfolio’s (the “Portfolio”)
allocated expenses.
d Not annualized.
e For the period from October 1, 2003 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

		Year Ended September 30,

Class C Shares	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	47.81	39.40	33.80	26.15	21.14
Investment Operations:
Investment income—net[a]	.37	.23	.25	.16	.05
Net realized and unrealized
gain (loss) on investments	(16.14)	8.71	5.58	7.54	5.16
Total from Investment Operations	(15.77)	8.94	5.83	7.70	5.21
Distributions:
Dividends from investment income—net	(.07)	(.08)	(.01)	(.04)	—
Dividends from net realized
gain on investments	(3.15)	(.45)	(.22)	(.01)	(.20)
Total Distributions	(3.22)	(.53)	(.23)	(.05)	(.20)
Net asset value, end of period	28.82	47.81	39.40	33.80	26.15

Total Return (%)[b]	(35.04)	22.85	17.27	29.50	24.77

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.30	1.99[c]	2.11[c]	3.87[c]	9.67[c]
Ratio of net expenses
to average net assets	1.90	1.96[c]	2.03[c]	2.25[c]	2.19[c]
Ratio of net investment income
to average net assets	.93	.51[c]	.68[c]	.50[c]	.22[c]
Portfolio Turnover Rate	117.20	18.76[d,e]	—	—	—

Net Assets, end of period ($ x 1,000)	19,529	66,102	51,752	7,766	488

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2004-2006, the ratios include the fund’s share of the Boston Company International Core Equity Portfolio’s (the “Portfolio”)
allocated expenses.
d Not annualized.
e For the period from October 1, 2003 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.

See notes to financial statements.

22

		Year Ended September 30,

Class I Shares	2008	2007[a]	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	49.50	40.57	34.50	26.47	21.28
Investment Operations:
Investment income—net[b]	.54	.76	.85	.40	.30
Net realized and unrealized
gain (loss) on investments	(16.37)	8.94	5.49	7.75	5.21
Total from Investment Operations	(15.83)	9.70	6.34	8.15	5.51
Distributions:
Dividends from investment income—net	(.79)	(.32)	(.05)	(.11)	(.12)
Dividends from net realized
gain on investments	(3.15)	(.45)	(.22)	(.01)	(.20)
Total Distributions	(3.94)	(.77)	(.27)	(.12)	(.32)
Net asset value, end of period	29.73	49.50	40.57	34.50	26.47

Total Return (%)	(34.34)	24.12	18.47	30.59	26.08

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.19	.93[c]	1.07[c]	3.04[c]	8.67[c]
Ratio of net expenses
to average net assets	.85	.91[c]	1.03[c]	1.25[c]	1.19[c]
Ratio of net investment income
to average net assets	1.30	1.63[c]	2.19[c]	1.29[c]	1.22[c]
Portfolio Turnover Rate	117.20	18.76[d,e]	—	—	—

Net Assets, end of period ($ x 1,000)	2,350	15,515	8,723	29	13

a Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b Based on average shares outstanding at each month end.
c For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2004-2006, the ratios include the fund’s share of the Boston Company International Core Equity Portfolio’s (the “Portfolio”)
allocated expenses.
d Not annualized.
e For the period from October 1, 2003 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

		Year Ended September 30,

Class T Shares	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	48.67	40.03	34.16	26.30	21.21
Investment Operations:
Investment income—net[a]	.63	.44	.38	.39	.17
Net realized and unrealized
gain (loss) on investments	(16.44)	8.82	5.71	7.54	5.20
Total from Investment Operations	(15.81)	9.26	6.09	7.93	5.37
Distributions:
Dividends from investment income—net	(.56)	(.17)	—	(.06)	(.08)
Dividends from net realized
gain on investments	(3.15)	(.45)	(.22)	(.01)	(.20)
Total Distributions	(3.71)	(.62)	(.22)	(.07)	(.28)
Net asset value, end of period	29.15	48.67	40.03	34.16	26.30

Total Return (%)[b]	(34.77)	23.32	17.86	30.85	25.48

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.95	1.68[c]	1.79[c]	3.55[c]	9.17[c]
Ratio of net expenses
to average net assets	1.55	1.60[c]	1.53[c]	1.75[c]	1.69[c]
Ratio of net investment income
to average net assets	1.58	.97[c]	1.01[c]	1.18[c]	.72[c]
Portfolio Turnover Rate	117.20	18.76[d,e]	—	—	—

Net Assets, end of period ($ x 1,000)	1,225	1,380	782	421	30

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2004-2006, the ratios include the fund’s share of the Boston Company International Core Equity Portfolio’s (the “Portfolio”)
allocated expenses.
d Not annualized.
e For the period from October 1, 2003 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.

See notes to financial statements.

24

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier International Equity Fund (the “fund”) is a separate diversified series of Dreyfus Premier Stock Funds (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series. The fund’s investment objective is long-term growth of capital.The Boston Company Asset Management, LLC (“TBCAM”) serves as the fund’s investment adviser. The Dreyfus Corporation (the “Administrator” or “Dreyfus”), an affiliate of TBCAM, serves as the fund’s Administrator.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

As of the close of business on December 20, 2007, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Trustees, all of the assets, subject to liabilities, of Dreyfus Founders International Equity Fund (the “Acquired Fund”) were transferred to the fund in exchange for shares of Beneficial Interest of the fund of equal value. Shareholders of the Acquired Fund received Class A, Class B, Class C, Class I and Class T shares of the fund, in an amount equal to the aggregate net asset value of their investment in the Acquired Fund at the time of the exchange. Shareholders of Class F shares of the Acquired Fund received Class A shares of the fund in an equal amount to the aggregate net asset value of their investment in the Acquired fund at the time of the exchange. The fund’s net asset value on the close of business on December 20, 2007 was $41.53 per share for Class A, $41.01 per share for Class B, $41.17 per share for Class C, $42.12 per share for Class I and $41.51 per share for Class T shares, and a total of 1,135,151 Class A, 21,999 Class B, 38,062 Class C, 4,530 Class I and 7,815 Class T shares, representing net assets of $50,116,926 (including $7,904,380 net unrealized

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

appreciation on investments) were issued to shareholders of the Acquired Fund in the exchange.The exchange was a tax-free event to Acquired Fund shareholders.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares:Class A,Class B, Class C, Class I and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

26

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative def-

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

inition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include

28

revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital,and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls,delayed settlements,and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as affiliated in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended September 30, 2008.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

As of and during the period ended September 30, 2008, the fund did not have any liabilities for any unrecognized tax positions.The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended September 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At September 30, 2008, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $5,369,676 and unrealized depreciation $39,930,617. In addition, the fund had $18,575,405 of capital losses realized after October 31, 2007, which were deferred for tax purposes to the first day of the following fiscal year.

As a result of the fund’s merger with Dreyfus Founders International Equity Fund, capital losses of $9,276,004 are available to offset future gains, if any. Based on certain provisions in the Code, the amount of losses which can be utilized in subsequent years is subject to an annual limitation. Of this acquired capital loss $1,936,910 will expire in fiscal 2010 and $7,339,094 in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal periods ended September 30, 2008 and September 30, 2007 were as follows: ordinary income $8,573,580 and $1,722,205 and long-term capital gains $17,862,770 and $2,352,041, respectively.

During the period ended September 30, 2008, as a result of permanent book to tax differences, primarily due to the tax treatment for passive foreign investment companies, foreign currency gains and losses, wash sales and capital loss carryover from fund merger, and recognition of book to tax difference resulting from prior year fund restructure, the fund increased undistributed investment income-net by $431,740, decreased accumulated net realized gain (loss) on investments by $15,634,020 and increased paid-in capital by $15,202,280. Net assets and net asset value per share were not affected by this reclassification.

30

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the Facility during the period ended September 30, 2008 was approximately $236,600, with a related weighted average annualized interest rate of 3.11% .

NOTE 3—Investment Advisory Fee, Administration Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with TBCAM, the investment advisory fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets up to $500 million, .75% of the next $500 million of such assets, .70% of the next $500 million of such assets, .60% of the next $500 million of such assets and .50% of the fund’s average daily net assets in excess of $2 billion and is payable monthly.

Effective August 1, 2007, Dreyfus and TBCAM have contractually agreed, with respect to each class of fund shares, to assume the expenses of the class so that such expenses do not exceed the annual rates of expenses of 1.12% for Class A, 1.95% for Class B, 1.90% for Class C, .85% for Class I and 1.55% for Class T, until the fiscal year end following such time as the expenses are equal to or less than such annual rate for each class.The reduction in expenses, pursuant to the undertaking, amounted to $683,782 during the period ended September 30, 2008.

Effective September 14, 2007,TBCAM has agreed to waive receipt of 25% of the fund’s contractual investment advisory fee rate payable to it

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

by the fund, through September 13, 2008. Because this waiver does not change the current expense ratio limitations stated in the prospectus, the fund’s total advisory fee may not be reduced by a full 25% during the 1-year period ended September 13, 2008.The reduction in investment advisory fee, pursuant to the undertaking, amounted to $558,173 during the period ended September 30, 2008.

The fund compensates Dreyfus under an administration agreement for providing personnel and facilities to perform accounting and administration services for the fund at an annual rate of .10% of the value of the fund’s average daily net assets. During the period ended September 30, 2008, the fund was charged $287,000 pursuant to the administration agreement.

During the period ended September 30, 2008, the Distributor retained $18,566 from commissions earned on sales of the fund’s Class A shares and $24,097 and $10,173 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and 25% of the value of the average daily net assets of Class T shares. During the period ended September 30, 2008, Class B, Class C and Class T shares were charged $81,374, $282,400 and $3,902, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at the annual rate of .25% of the value of their average daily net assets for the provision of certain ser-vices.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents.

32

During the period ended September 30, 2008, Class A, Class B, Class C and Class T shares were charged $575,942, $27,125, $94,133 and $3,902, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2008, the fund was charged $68,738 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and a Dreyfus affiliate, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions.During the period ended September 30,2008,the fund was charged $13,683 pursuant to the cash management agreement.

The fund compensates The Bank of New York Mellon, under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2008, the fund was charged $414,019 pursuant to the custody agreement.

During the period ended September 30, 2008, the fund was charged $5,907 for services performed by the Chief Compliance Officer.

The components of “Due toTBCAM and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $115,001, administration fees $14,375, Rule 12b-1 distribution plan fees $17,851, shareholder services plan fees $35,408, custodian fees $89,125, chief compliance officer fees $1,497 and transfer agency per account fees $40,641, which are offset against an expense reimbursement currently in effect in the amount of $54,738.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A redemption fee of 2% will be assessed on redemptions (including exchanges) of fund shares purchased on or after December 1, 2007 and held for less than sixty days. From December 1, 2007 through

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2008, there were no redemptions fees charged and retained by the fund.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures and forward currency exchange contracts and $39,771,147 of securities received pursuant to the merger with Dreyfus Founders International Equity Fund, during the period ended September 30, 2008, amounted to $331,058,546 and $481,328,260, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at September 30, 2008, are set forth in the Statement of Financial Futures.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward currency exchange contracts, the fund would incur a loss if

34

the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.The following summarizes open forward currency exchange contracts at September 30, 2008:

	Foreign
Forward Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)

Sales:
British Pound,
expiring 10/1/2008	73,034	131,826	129,842	1,984
Euro,
expiring 10/1/2008	442,958	637,018	623,595	13,423
Japanese Yen,
expiring 10/1/2008	50,171,664	475,476	471,738	3,738
Total				19,145

At September 30, 2008, the cost of investments for federal income tax purposes was $197,435,740; accordingly, accumulated net unrealized depreciation on investments was $39,819,339, consisting of $1,349,073 gross unrealized appreciation and $41,168,412 gross unrealized depreciation.

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 35

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees Dreyfus Premier International Equity Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus Premier International Equity Fund (one of the series comprising Dreyfus Premier Stock Funds), as of September 30, 2008, and the related statement of operations for the year then ended and the statement of changes in net assets and financial highlights for each of the two years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Dreyfus Premier International Equity Fund for the years ended September 30, 2006, 2005 and 2004 were audited by other auditors whose report dated November 17, 2006, expressed an unqualified opinion on such financial highlights. We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights,assessing the accounting principles used and significant estimates made by management,and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008 by correspondence with the custodian and oth-ers.We believe that our audits provide a reasonable basis for our opinion. In our opinion, the 2008 and 2007 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier International Equity Fund at September 30, 2008, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

36

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the fund hereby makes the following designations regarding its fiscal year ended September 30, 2008:

—the total amount of taxes paid to foreign countries was $927,063

—the total amount of income sourced from foreign countries was $6,067,504.

As required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2008 calendar year with Form 1099-DIV which will be mailed by January 31, 2009. Also certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $6,513,428 represents the maximum amount that may be considered qualified dividend income. Also, the fund designates $2.5160 per share as a long-term capital gain distribution and $.6340 per share as a short-term capital gain distribution paid on December 18, 2007.

The Fund 37

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (64) Chairman of the Board (2003) Principal Occupation During Past 5Years: Corporate Director and Trustee Other Board Memberships and Affiliations:

  The Muscular Dystrophy Association, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 167

———————

David W. Burke (72)
Board Member (2003)

Principal Occupation During Past 5Years:
 Corporate Director and Trustee

Other Board Memberships and Affiliations:
 John F. Kennedy Library Foundation, Director

No. of Portfolios for which Board Member Serves: 90

———————

William Hodding Carter III (73) Board Member (2003)

Principal Occupation During Past 5Years:

  Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill (January 1, 2006-present)
  President and Chief Executive Officer of the John S. and James L. Knight Foundation (February 1, 1998-February 1, 2006)

Other Board Memberships and Affiliations:

  The Century Foundation, a tax-exempt research foundation, Emeritus Director
  The Enterprise Corporation of the Delta, a non-profit economic development organization, Director

No. of Portfolios for which Board Member Serves: 27

———————

Gordon J. Davis (67) Board Member (2007) Principal Occupation During Past 5Years:

  Partner in the law firm of Dewey & LeBoeuf LLP
  President, Lincoln Center for the Performing Arts, Inc. (2001)

Other Board Memberships and Affiliations:

  Consolidated Edison, Inc., a utility company, Director
  Phoenix Companies, Inc., a life insurance company, Director
  Board Member/Trustee for several not-for-profit groups

No. of Portfolios for which Board Member Serves: 41

38

Joni Evans (66) Board Member (2007) Principal Occupation During Past 5Years:

  Chief Executive Officer, www.wowOwow.com an online community dedicated to women’s conversations and publications
  Principal, Joni Evans Ltd.
  Senior Vice President of the William Morris Agency (2005)

No. of Portfolios for which Board Member Serves: 27

———————

Ehud Houminer (68) Board Member (2003)

Principal Occupation During Past 5Years:

Executive-in-Residence at the Columbia Business School, Columbia University

Other Board Memberships and Affiliations:

  Avnet Inc., an electronics distributor, Director
  International Advisory Board to the MBA Program School of Management, Ben Gurion University, Chairman

No. of Portfolios for which Board Member Serves: 63

———————

Richard C. Leone (68) Board Member (2003) Principal Occupation During Past 5Years:

  President of The Century Foundation (formerly,The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues

Other Board Memberships and Affiliations:

  The American Prospect, Director
  Center for American Progress, Director

No. of Portfolios for which Board Member Serves: 27

———————

Hans C. Mautner (70) Board Member (2003) Principal Occupation During Past 5Years:

  President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-present)
  Director and Vice Chairman of Simon Property Group (1998-2003)
  Chairman and Chief Executive Officer of Simon Global Limited (1999-present)

Other Board Memberships and Affiliations:

  Capital and Regional PLC, a British co-investing real estate asset manager, Director
  Member, Advisory Board, Lehman Brothers European Real Estate Private Equity Fund

No. of Portfolios for which Board Member Serves: 27

The Fund 39

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Robin A. Melvin (45) Board Member (2003) Principal Occupation During Past 5Years:

  Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances
  Senior Vice President, Mentor, a National non-profit youth mentoring organization (2005)

No. of Portfolios for which Board Member Serves: 27

———————

Burton N. Wallack (57) Board Member (2007)

Principal Occupation During Past 5Years:

 President and co-owner of Wallack Management Company, a real estate management company

No. of Portfolios for which Board Member Serves: 27

———————

John E. Zuccotti (71) Board Member (2003) Principal Occupation During Past 5Years:

  Chairman of Brookfield Financial Properties, Inc.
  Senior Counsel of Weil, Gotshal & Manges, LLP
  Emeritus Chairman of the Real Estate Board of New York

Other Board Memberships and Affiliations:

  Emigrant Savings Bank, Director
  Wellpoint, Inc., Director
  Columbia University,Trustee
  Doris Duke Charitable Foundation,Trustee

No. of Portfolios for which Board Member Serves: 27

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Arnold S. Hiatt, Emeritus Board Member

40

OFFICERS OF THE FUND (Unaudited)

J. DAVID OFFICER, President since	JONI LACKS CHARATAN, Vice President
December 2006.	and Assistant Secretary since
Chief Operating Officer,Vice Chairman and a	August 2005.
Director of the Manager, and an officer of 77	Senior Counsel of BNY Mellon, and an officer
investment companies (comprised of 167	of 78 investment companies (comprised of 187
portfolios) managed by the Manager. He is 60	portfolios) managed by the Manager. She is 52
years old and has been an employee of the	years old and has been an employee of the
Manager since April 1998.	Manager since October 1988.

PHILLIP N. MAISANO, Executive Vice	JOSEPH M. CHIOFFI, Vice President and
President since July 2007.	Assistant Secretary since August 2005.
Chief Investment Officer,Vice Chair and a	Senior Counsel of BNY Mellon, and an officer
director of the Manager, and an officer of 77	of 78 investment companies (comprised of 187
investment companies (comprised of 167	portfolios) managed by the Manager. He is 46
portfolios) managed by the Manager. Mr.	years old and has been an employee of the
Maisano also is an officer and/or Board	Manager since June 2000.
member of certain other investment
JANETTE E. FARRAGHER, Vice President
management subsidiaries of The Bank of New
and Assistant Secretary since
York Mellon Corporation, each of which is an
August 2005.
affiliate of the Manager. He is 61 years old and
has been an employee of the Manager since	Assistant General Counsel of BNY Mellon,
November 2006. Prior to joining the Manager,	and an officer of 78 investment companies
Mr. Maisano served as Chairman and Chief	(comprised of 187 portfolios) managed by the
Executive Officer of EACM Advisors, an	Manager. She is 45 years old and has been an
affiliate of the Manager, since August 2004, and	employee of the Manager since February 1984.
served as Chief Executive Officer of Evaluation	JOHN B. HAMMALIAN, Vice President and
Associates, a leading institutional investment	Assistant Secretary since August 2005.
consulting firm, from 1988 until 2004.
Managing Counsel of BNY Mellon, and an
MICHAEL A. ROSENBERG, Vice President	officer of 78 investment companies (comprised
and Secretary since August 2005.	of 187 portfolios) managed by the Manager.
Assistant General Counsel of BNY Mellon,	He is 45 years old and has been an employee
and an officer of 78 investment companies	of the Manager since February 1991.
(comprised of 187 portfolios) managed by the	ROBERT R. MULLERY, Vice President and
Manager. He is 48 years old and has been an	Assistant Secretary since August 2005.
employee of the Manager since October 1991.
Managing Counsel of BNY Mellon, and an
JAMES BITETTO, Vice President and	officer of 78 investment companies (comprised
Assistant Secretary since August 2005.	of 187 portfolios) managed by the Manager.
Senior Counsel of BNY Mellon and Secretary	He is 56 years old and has been an employee
of the Manager, and an officer of 78	of the Manager since May 1986.
investment companies (comprised of 187	JEFF PRUSNOFSKY, Vice President and
portfolios) managed by the Manager. He is 42	Assistant Secretary since August 2005.
years old and has been an employee of the
Manager since December 1996.	Managing Counsel of BNY Mellon, and an
officer of 78 investment companies (comprised
of 187 portfolios) managed by the Manager.
He is 43 years old and has been an employee
of the Manager since October 1990.

The Fund 41

OFFICERS OF THE FUND (Unaudited) (continued)

JAMES WINDELS, Treasurer since	ROBERT SVAGNA, Assistant Treasurer
November 2001.	since December 2002.
Director – Mutual Fund Accounting of the	Senior Accounting Manager – Equity Funds of
Manager, and an officer of 78 investment	the Manager, and an officer of 78 investment
companies (comprised of 187 portfolios)	companies (comprised of 187 portfolios)
managed by the Manager. He is 49 years old	managed by the Manager. He is 41 years old
and has been an employee of the Manager	and has been an employee of the Manager
since April 1985.	since November 1990.

RICHARD CASSARO, Assistant Treasurer	JOSEPH W. CONNOLLY, Chief Compliance
since September 2007.	Officer since October 2004.
Senior Accounting Manager – Money Market	Chief Compliance Officer of the Manager and
and Municipal Bond Funds of the Manager,	The Dreyfus Family of Funds (78 investment
and an officer of 78 investment companies	companies, comprised of 187 portfolios). From
(comprised of 187 portfolios) managed by	November 2001 through March 2004, Mr.
the Manager. He is 49 years old and has	Connolly was first Vice-President, Mutual
been an employee of the Manager since	Fund Servicing for Mellon Global Securities
September 1982.	Services. In that capacity, Mr. Connolly was
responsible for managing Mellon’s Custody,
GAVIN C. REILLY, Assistant Treasurer
Fund Accounting and Fund Administration
since December 2005.
services to third-party mutual fund clients. He
Tax Manager of the Investment Accounting	is 51 years old and has served in various
and Support Department of the Manager, and	capacities with the Manager since 1980,
an officer of 78 investment companies	including manager of the firm’s Fund
(comprised of 187 portfolios) managed by the	Accounting Department from 1997 through
Manager. He is 40 years old and has been an	October 2001.
employee of the Manager since April 1991.
WILLIAM GERMENIS, Anti-Money
ROBERT ROBOL, Assistant Treasurer	Laundering Compliance Officer since
since August 2003.	October 2002.
Senior Accounting Manager – Fixed Income	Vice President and Anti-Money Laundering
Funds of the Manager, and an officer of 78	Compliance Officer of the Distributor, and the
investment companies (comprised of 187	Anti-Money Laundering Compliance Officer
portfolios) managed by the Manager. He is 44	of 74 investment companies (comprised of 183
years old and has been an employee of the	portfolios) managed by the Manager. He is 38
Manager since October 1988.	years old and has been an employee of the
ROBERT SALVIOLO, Assistant Treasurer	Distributor since October 1998.
since May 2007.
Senior Accounting Manager – Equity Funds of
the Manager, and an officer of 78 investment
companies (comprised of 187 portfolios)
managed by the Manager. He is 41 years old
and has been an employee of the Manager
since June 1989.

42

NOTES

Dreyfus Premier International Small Cap Fund

ANNUAL REPORT September 30, 2008

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
16	Statement of Financial Futures
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
22	Financial Highlights
27	Notes to Financial Statements
37	Report of Independent Registered
Public Accounting Firm
38	Important Tax Information
39	Board Members Information
42	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus Premier
International Small Cap Fund

The Fund

A LETTER FROM THE CEO

Dear Shareholder:

We present to you this annual report for Dreyfus Premier International Small Cap Fund, covering the 12-month period from October 1, 2007, through September 30, 2008.

These are difficult times for international investors.A credit crunch that began in the United States in 2007 has developed into a full-blown global financial crisis, recently resulting in the failure of several major financial institutions. Meanwhile, the global economic slowdown has gathered momentum, depressing investor sentiment, consumer confidence and business investment around the world.These factors undermined equity returns in most regions,including formerly high-flying emerging markets. The depth and duration of the economic downturn will depend on how quickly the global financial system can be stabilized. We believe that government efforts in the United States and Europe meet several critical requirements for addressing today’s financial stresses, and we expect them to contribute to a more orderly deleveraging process. However, recuperation from the financial crisis is likely to take time. In the meantime, we encourage you to keep in touch with your financial advisor and maintain a long-term and disciplined perspective to investing. Indeed, we already are seeing some positive signs, including a likely peak in global inflationary pressures, attractive valuations among fundamentally sound companies and a large pool of worldwide financial liquidity that could be deployed gradually as the economic cycle turns.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chief Executive Officer
The Dreyfus Corporation
October 15, 2008

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2007, through September 30, 2008, as provided by William Patzer and Mark Bogar, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended September 30, 2008, Dreyfus Premier International Small Cap Fund’s Class A shares produced a total return of –40.22%, Class B shares returned –40.64%, Class C shares returned –40.68%, Class I shares returned –39.96% and Class T shares returned –40.35% .1 In comparison, the fund’s benchmark, the Standard & Poor’s Developed Ex U.S. Small Cap Index (the “Index”), produced a total return of –34.47% for the same period.2

A global financial crisis and economic downturn weighed heavily on small-capitalization stocks, producing steep declines in every geographical region and economic segment of the Index.Weak stock selections in Japan, the United Kingdom, and the industrials sector caused the fund’s returns to lag its benchmark.

The Fund’s Investment Approach

The fund seeks long-term growth of capital.The fund normally invests at least 80% of its assets in stocks that are located in the foreign countries represented in the Index, but it also may invest up to 25% of assets in securities of issuers located in emerging markets.

We employ a “bottom-up” investment process that emphasizes individual stock selection and the construction of a diversified portfolio through quantitative models and traditional qualitative analysis.

Equity Markets Floundered Amid Financial Turmoil

Tighter credit conditions, sluggish business and consumer spending, and higher energy and food costs have taken their toll on stock prices across a variety of geographic regions and economic sectors.Although aggressive efforts by several central banks and, later in the reporting period, falling commodity prices appeared to stabilize the financial markets at times, global economic and credit conditions continued to deteriorate. By the reporting period’s end, the financial crisis had

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

resulted in the failure of several large financial institutions, prompting governments in the United States and Europe to intervene in an attempt to thaw frozen credit markets.

Stock Selections Proved Ineffective in a Turbulent Market

The reporting period also proved to be challenging for our bottom-up investment process.Although the fund produced relatively strong results in Australia, Canada and Germany, it was not enough to offset losses stemming from our stock selection strategies in Japan and the United Kingdom. Engineering and construction companies—such as Britain’s Balfour Beatty, Japan’sTakeuchi Manufacturing andToyo Engineering—declined sharply amid reduced order flow. Japan’s Nissin Kogyo and U.K.-based Cookson Group faltered due to exposure to the slowing auto industry, while Switzerland’s Holcim detracted from performance as the cement company encountered government mandated price caps in one of its larger foreign markets.

Unfavorable stock selections in the industrials sector also undermined the fund’s results. Japanese construction and machinery firms and Finnish crane services company Konecranes ranked among the fund’s weaker holdings as the global construction slowdown intensified. British pump manufacturer Charter saw its stock price drop because of exposure to the struggling steel and automobile industries. Consumer staples companies also hindered the fund’s performance, as U.K.-based Dairy Crest Group suffered from price competition, and Greencore Group, a British manufacturer of convenience-store products, was hurt by slower consumer spending. In the information technology sector, Jusung Engineering detracted from performance when the Korean semiconductor manufacturer encountered slowing demand.

Other poor performers during the reporting period included high-end watchmaker Peace Mark, which declined due to rumors that the company might be unable to make its debt payments, and Greek jeweler Folli Follie, which saw its revenue squeezed by softened consumer spending.

However, there were some bright spots during the otherwise gloomy reporting period.Australian chemical maker Incitec Pivot and Canada’s Crescent Point EnergyTrust contributed positively to the fund’s results. Fortunate timing in the purchase of German electronic components manufacturer Epcos proved beneficial, as did an investment in German stock exchange Deutsche Börse.

The fund’s investments in the traditionally defensive utilities sector fared relatively well during the reporting period, mainly on the strength of Spanish power supplier Union Fenosa Group. In the energy sector, heightened demand and higher commodity prices over most of the reporting period helped drive better-than-average returns from British oil exploration-and-production firm Burren Energy. An advantageous trading strategy in the declining materials sector also buoyed the fund’s results, as did its exposure to French metallurgical company Eramet, which enjoyed heightened customer demand. Japan’s Hisamitsu Pharmaceutical benefited from a renewed focus by Japanese investors on domestically oriented stocks.

Finding Value in Distressed Markets

Although the global market downturn has been particularly painful for international small-cap stocks, we believe it has produced some compelling opportunities, particularly in traditionally defensive market sectors. In seeking to take advantage of these opportunities, we have maintained our disciplined approach, which favors companies with attractive valuations and positive business momentum. In our judgment, companies with these characteristics are likely to produce better results when the global financial markets stabilize.

October 15, 2008

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation and The
Boston Company Asset Management, LLC. Had these expenses not been absorbed, returns would have been lower.
2	SOURCE: Standard & Poor’s – Reflects net reinvestment of dividends and, where applicable, capital gain distributions.The S&P Developed Ex-U.S. Small Cap Index captures the bottom
15% of companies in the developed countries excluding the U.S. within the S&P Global Broad
Market Index, with a float adjusted market capitalization of US$ 100 million or greater and a minimum annual trading liquidity of US$ 50 million.

The Fund 5

† Source: Standard and Poor’s, a subsidiary of The McGraw-Hill Companies, Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class A, Class B, Class C, Class I and Class T shares of
Dreyfus Premier International Small Cap Fund on 9/30/98 to a $10,000 investment made in the S&P Developed
Ex U.S. Small Cap Index (the “Index”), formerly S&P/Citigroup Extended Market Ex U.S. Index, on that date.
Performance for each share class will vary from the performance of the fund’s other share classes due to differences in charges and expenses. All dividends and capital gain distributions are reinvested.
Prior to 8/1/07, the fund invested its assets in a “master portfolio” that had the same investment objective and policies as the fund. This master/feeder arrangement was terminated on 8/1/07 and the fund operates as a stand-alone fund. Performance information represents the performance of the predecessor master portfolio (and its predecessor funds) and the expenses of the master portfolio’s predecessor funds which were an unregistered fund and an open-end registered fund through January 31, 2003, and the fund’s performance and expense structure thereafter. The master portfolio’s predecessor fund contributed all of its assets to the master portfolio before the fund commenced operations on 2/1/03. 1/2/96 represents the inception date of the master portfolio’s unregistered predecessor fund.
The fund’s performance shown in the line graph takes into account the maximum initial sales charges on Class A and
Class T shares and all other applicable fees and expenses on all classes.The Index captures the bottom 15% of companies in the developed countries excluding the U.S. within the S&P Global Broad Market Index (BMI) with a float-adjusted market capitalization of US$100 million or greater and a minimum annual trading liquidity of US$50 million. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the
Financial Highlights section of the prospectus and elsewhere in this report.

Average Annual Total Returns as of 9/30/08

	1 Year	5 Years	10 Years

Class A shares
with maximum sales charge (5.75%)	(43.65)%	9.32%	12.00%
without sales charge	(40.22)%	10.63%	12.65%
Class B shares
with applicable redemption charge †	(42.05)%	9.62%	12.52%
without redemption	(40.64)%	9.86%	12.52%
Class C shares
with applicable redemption charge ††	(41.03)%	9.84%	12.18%
without redemption	(40.68)%	9.84%	12.18%
Class I shares	(39.96)%	11.14%	12.91%
Class T shares
with applicable sales charge (4.5%)	(43.03)%	9.36%	11.96%
without sales charge	(40.35)%	10.37%	12.48%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance for Class B shares assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.
† The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to
Class A shares.
†† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier International Small Cap Fund from April 1, 2008 to September 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2008
	Class A	Class B	Class C	Class I	Class T

Expenses paid per $1,000†	$ 6.46	$ 9.94	$ 9.80	$ 5.22	$ 7.75
Ending value (after expenses)	$722.90	$720.70	$719.70	$724.50	$722.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2008
	Class A	Class B	Class C	Class I	Class T

Expenses paid per $1,000†	$ 7.57	$ 11.63	$ 11.48	$ 6.11	$ 9.07
Ending value (after expenses)	$1,017.50	$1,013.45	$1,013.60	$1,018.95	$1,016.00

† Expenses are equal to the fund’s annualized expense ratio of 1.50% for Class A, 2.31% for Class B, 2.28% for
Class C, 1.21% for Class I and 1.80% for ClassT, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
September 30, 2008

Common Stocks—98.0%	Shares	Value ($)

Australia—5.6%
Australian Worldwide Exploration	110,170 [a]	227,737
CFS Retail Property Trust	294,450	535,859
Computershare	76,355	574,184
Flight Centre	33,703	519,060
Goodman Fielder	538,050	602,650
Incitec Pivot	65,820 [a]	271,879
PanAust	404,165 [a]	182,741
Sims Group	13,180	305,926
Sonic Healthcare	16,849	176,949
		3,396,985
Belgium—3.2%
Ackermans & van Haaren	4,821	438,312
Bekaert	2,620	350,226
Colruyt	840	209,678
Mobistar	6,451	451,580
Tessenderlo Chemie	9,566	480,397
		1,930,193
Canada—5.6%
Cogeco Cable	15,120	566,156
Crescent Point Energy Trust	15,406	450,346
Emera	22,650	450,553
Laurentian Bank of Canada	12,840	458,464
Oilexco	27,100 [a]	266,098
Petrobank Energy & Resources	4,910 [a]	186,158
Solana Resources	65,990 [a]	226,322
Thompson Creek Metals	18,342 [a]	169,934
Trinidad Drilling	22,430	207,597
Westjet Airlines	27,430 [a]	302,845
Yamana Gold	14,932	124,384
		3,408,857
Finland—1.7%
Konecranes	17,420	420,718
Orion, Cl. B	11,802	199,836
Tietoenator	12,880	190,916
Wartsila	5,660	240,518
		1,051,988

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

France—9.5%
Arkema	4,440	163,062
Cap Gemini	11,335	539,280
Casino Guichard Perrachon	4,707	422,008
CNP Assurances	5,540	625,708
Fonciere des Regions	2,533	264,327
Havas	121,496	385,948
Ipsen	4,333	195,151
Ipsos	8,870	260,458
Publicis Groupe	20,772	653,834
Rallye	7,768	228,439
SEB	6,220	275,458
Technip	5,740	322,452
Teleperformance	5,738	160,253
Unibail-Rodamco	3,317	675,731
Vallourec	1,882	409,325
Wendel	3,080	246,818
		5,828,252
Germany—6.4%
Adidas	3,640	195,490
Demag Cranes	10,158	404,667
Deutsche Euroshop	12,855	417,507
Deutsche Lufthansa	11,408	224,402
Hannover Rueckversicherung	12,530	456,797
K+S	1,700	118,981
Kloeckner & Co.	4,438	102,009
KUKA	17,380	426,905
Lanxess	12,040	332,722
MAN	4,060	272,722
MTU Aero Engines Holding	10,910	302,757
Salzgitter	2,690	271,738
Software	3,480	198,252
Wincor Nixdorf	3,440	203,335
		3,928,284
Greece—1.5%
Alapis Holding Industrial and Commercial	186,355	395,070
Folli-Follie	17,500	254,843
Sarantis	22,014	246,630
		896,543

Common Stocks (continued)	Shares	Value ($)

Hong Kong—2.6%
Champion Real Estate Investment Trust	662,000	272,473
Chaoda Modern Agriculture Holdings	320,000	268,478
China Agri-Industries Holdings	648,000 [a]	340,375
Hysan Development	135,000	351,158
Neo-China Land Group Holdings	962,100 [b]	255,243
Peace Mark Holdings	778,000 [b]	85,166
		1,572,893
Ireland—.8%
DCC	11,971	234,100
Paddy Power	14,687	252,952
		487,052
Italy—4.9%
ACEA	17,119	246,687
Banca Popolare di Milano Scarl	52,441	450,893
Benetton Group	38,730	361,812
Buzzi Unicem	16,399	248,895
Prysmian	27,520	544,598
Recordati	52,750	324,268
Terna Rete Elettrica Nazionale	126,033	460,888
Unipol Gruppo Finanziario	160,364	346,245
		2,984,286
Japan—17.4%
Air Water	35,700	359,670
Chiyoda	15,300	209,258
F.C.C.	33,500	449,040
Ferrotec	11,500	189,692
Hisamitsu Pharmaceutical	13,800	599,060
Hitachi Capital	17,700	215,611
Hogy Medical	7,006	321,726
Hosiden	15,100	216,035
IT Holdings	17,600 [a]	256,884
Japan Aviation Electronics Industry	30,000	139,824
Keihin	32,200	377,985
Kinden	42,000	397,770
Kuroda Electric	53,300	495,706
Matsumotokiyoshi Holdings	18,400	352,092
Mitsubishi UFJ Lease & Finance	10,040	331,857

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
NET One Systems	203	289,376
Nihon Unisys	26,400	330,027
Nippon Sheet Glass	48,900	252,323
Nippon Synthetic Chemical Industry	67,500	214,626
Nomura Real Estate Holdings	17,600	420,287
NSD	22,700	186,567
Ohara	16,900	179,391
Onward Holdings	47,000	488,741
Sanyo Shokai	43,000	222,986
Shimachu	10,100	228,710
SKY Perfect JSAT Holdings	960	369,187
Star Micronics	22,100	231,154
Suruga Bank	30,000	343,996
Suzuken	10,200	309,748
Tadano	19,900	124,044
Toho Pharmaceutical	21,200	298,512
Tosoh	80,000	236,648
Toyo Engineering	92,000	388,640
Ube Industries	85,300	227,894
Yamaguchi Financial Group	32,600	391,839
		10,646,906
Netherlands—3.2%
Core Laboratories	2,310	234,049
Fugro	5,200	307,374
Gemalto	10,690 [a]	386,637
Imtech	14,739	302,645
Koninklijke BAM Groep	25,115	325,796
Koninklijke DSM	8,700	409,661
		1,966,162
Norway—.3%
Ementor	39,000 [a]	166,675
Singapore—1.1%
CapitaCommercial Trust	266,000	246,138
Noble Group	190,000	179,127
Singapore Petroleum	48,700	158,894
Straits Asia Resources	102,000	108,230
		692,389

Common Stocks (continued)	Shares	Value ($)

South Korea—3.0%
CJ Home Shopping	7,582	435,293
Daegu Bank	20,060	179,874
Honam Petrochemical	3,347	192,995
Korea Zinc	1,676	135,534
LG Fashion	16,600	384,509
LG Telecom	23,740	198,467
Yuhan	1,568	281,581
		1,808,253
Spain—5.0%
Corporacion Financiera Alba	8,278	342,283
Enagas	14,369	309,521
Laboratorios Almirall	23,172	213,491
Mapfre	121,780	532,696
Prosegur Cia de Seguridad	12,000	418,725
Tubacex	42,410	268,783
Union Fenosa	39,338	963,384
		3,048,883
Sweden—2.1%
Castellum	23,100	202,275
Elekta, Cl. B	10,400	177,771
NCC, Cl. B	22,800	225,881
Peab	57,900	309,497
SAAB, Cl. B	23,700	364,368
		1,279,792
Switzerland—6.3%
Adecco	13,842	604,820
Clariant	44,253 [a]	430,664
Holcim	3,259	238,464
Kuoni Reisen Holding	1,366	526,781
Lonza Group	4,113	511,527
Petroplus Holdings	5,330 [a]	204,309
PSP Swiss Property	7,702 [a]	445,007
Syngenta	2,360	501,102
Synthes	2,887	398,772
		3,861,446
United Kingdom—17.8%
Aegis Group	190,338	316,102
Aggreko	30,870	299,832

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

United Kingdom (continued)
Amlin	65,390	369,421
Ashtead Group	231,160	277,132
Atkins	29,690	387,207
Aveva Group	18,067	369,811
Balfour Beatty	86,730	466,603
Beazley Group	146,891	313,360
Brit Insurance Holdings	71,940	232,781
British Energy Group	26,357	357,104
Charter	26,430	295,423
Close Brothers Group	30,969	311,294
COLT Telecom Group	90,774 [a]	164,527
Cookson Group	52,584	443,464
Croda International	29,630	324,424
Dana Petroleum	20,118 [a]	429,841
Davis Service Group	39,600	189,975
Greene King	52,020	427,702
Hiscox	69,880	305,520
Interserve	51,968	281,024
Jardine Lloyd Thompson Group	41,810	333,047
John Wood Group	47,118	286,707
Keller Group	18,418	220,616
Mondi	47,223	220,253
N. Brown Group	87,028	345,204
Petrofac	30,730	319,600
QinetiQ	101,220	374,269
Sage Group	68,100	237,072
Spectris	29,640	355,352
Spirent Communications	120,630	145,722
Stagecoach Group	68,748	313,568
Thomas Cook Group	129,430	511,339
Tui Travel	85,218	327,240
Vedanta Resources	8,970	186,231
WSP Group	27,840	166,129
		10,904,896
Total Common Stocks
(cost $76,550,209)		59,860,735

Preferred Stocks—.9%	Shares	Value ($)

Germany
Fresenius
(cost $511,194)	7,940	573,131

Other Investment—.8%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $500,000)	500,000 [c]	500,000

Total Investments (cost $77,561,403)	99.7%	60,933,866
Cash and Receivables (Net)	.3%	155,277
Net Assets	100.0%	61,089,143

a Non-income producing security.
b Illiquid securities. At the period end, the value of these securities amounted to $340,409 or .6% of net assets.The valuation of these securities has been determined in good faith under the direction of the Board of Trustees.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Industrial	19.8	Money Market Investment	.8
Financial	16.6	Banking	.6
Consumer Discretionary	15.9	Finance	.5
Materials	11.2	Gas Pipelines	.5
Information Technology	8.2	Insurance	.4
Health Care	7.5	Mining	.4
Energy	6.1	Drugs & Medical	.3
Consumer Staples	5.0	Financial Services	.3
Utilities	4.1	Chemicals	.2
Telecommunication Services	1.3		99.7

† Based on net assets.
See notes to financial statements.

The Fund 15

STATEMENT OF FINANCIAL FUTURES
September 30, 2008

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2008 ($)

Financial Futures Long
MSCI Pan Euro	12	295,705	December 2008	(11,425)
Topix Index	2	204,222	December 2008	(10,201)
				(21,626)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2008

				Cost	Value

Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			77,061,403 60,433,866
Affiliated issuers			500,000		500,000
Cash					66,105
Cash denominated in foreign currencies			278,881		291,846
Due from broker					56,000[a]
Dividends and interest receivable					327,344
Receivable for investment securities sold					169,523
Receivable for shares of Beneficial Interest subscribed					4,571
Prepaid expenses					65,831
				61,915,086

Liabilities ($):
Due to The Boston Company Asset Management, LLC and affiliates—Note 3(c)					224,867
Payable for shares of Beneficial Interest redeemed					507,872
Payable for futures variation margin—Note 4					18,603
Interest payable—Note 2					270
Accrued expenses					74,331
					825,943

Net Assets ($)				61,089,143

Composition of Net Assets ($):
Paid-in capital				87,865,246
Accumulated undistributed investment income—net					731,498
Accumulated net realized gain (loss) on investments				(10,846,523)
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions [including
($21,626) net unrealized (depreciation) on financial futures]				(16,661,078)

Net Assets ($)				61,089,143

Net Asset Value Per Share
	Class A	Class B	Class C	Class I	Class T

Net Assets ($)	38,830,719	5,627,692	15,468,444	791,829	370,459
Shares Outstanding	3,544,814	535,101	1,462,291	70,545	34,229

Net Asset Value
Per Share ($)	10.95	10.52	10.58	11.22	10.82

a Represents collateral for open financial futures positions.
See notes to financial statements.

The Fund 17

STATEMENT OF OPERATIONS
Year Ended September 30, 2008

Investment Income ($):
Income:
Cash dividends (net of $340,892 foreign taxes withheld at source):
Unaffiliated issuers	3,116,053
Affiliated issuers	45,500
Interest income	21,122
Total Income	3,182,675
Expenses:
Investment advisory fee—Note 3(a)	1,376,171
Shareholder servicing costs—Note 3(c)	549,277
Custodian fees—Note 3(c)	534,911
Distribution fees—Note 3(b)	332,084
Administration fee—Note 3(a)	137,617
Prospectus and shareholders’ reports	41,582
Professional fees	40,929
Registration fees	33,773
Trustees’ fees and expenses—Note 3(d)	9,583
Interest expense—Note 2	4,431
Loan commitment fees—Note 2	1,856
Miscellaneous	36,064
Total Expenses	3,098,278
Less—reduction in investment advisory fee due to undertaking—Note 3(a)	(336,366)
Less—reduction in fees due to earnings credits—Note 1(c)	(11,424)
Less—reduction in expenses due to undertaking—Note 3(a)	(339,994)
Net Expenses	2,410,494
Investment Income—Net	772,181

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(2,290,176)
Net realized gain (loss) on financial futures	(1,322,274)
Net realized gain (loss) on forward currency exchange contracts	(327,905)
Net Realized Gain (Loss)	(3,940,355)
Net unrealized appreciation (depreciation) on investments
and foreign currency transactions [including ($40,768)
net unrealized (depreciation) on financial futures]	(60,531,592)
Net Realized and Unrealized Gain (Loss) on Investments	(64,471,947)
Net (Decrease) in Net Assets Resulting from Operations	(63,699,766)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended September 30,

	2008	2007[a]

Operations ($):
Investment income—net	772,181	248,833
Net realized gain (loss) on investments	(3,940,355)	84,273,879
Net unrealized appreciation
(depreciation) on investments	(60,531,592)	(16,493,764)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(63,699,766)	68,028,948

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(1,531,481)	(1,046,716)
Class B Shares	(43,406)	—
Class C Shares	(6,944)	—
Class I Shares	(9,671)	(86,830)
Class T Shares	(8,572)	(1,399)
Net realized gain on investments:
Class A Shares	(52,312,363)	(15,349,408)
Class B Shares	(5,588,946)	(1,084,120)
Class C Shares	(19,219,791)	(4,791,776)
Class I Shares	(247,860)	(845,146)
Class T Shares	(341,410)	(61,283)
Total Dividends	(79,310,444)	(23,266,678)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	16,118,394	46,534,320
Class B Shares	876,710	378,060
Class C Shares	9,171,796	8,668,869
Class I Shares	824,602	20,116,958
Class T Shares	156,708	20,242

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended September 30,

	2008	2007[a]

Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A Shares	41,260,074	8,973,028
Class B Shares	4,102,006	780,149
Class C Shares	8,756,512	1,616,801
Class I Shares	240,839	352,904
Class T Shares	310,330	56,180
Cost of shares redeemed:
Class A Shares	(94,201,219)	(158,068,715)
Class B Shares	(5,349,241)	(3,767,271)
Class C Shares	(29,186,739)	(30,773,498)
Class I Shares	(355,504)	(26,512,748)
Class T Shares	(349,217)	(261,567)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(47,623,949)	(131,886,288)
Total Increase (Decrease) in Net Assets	(190,634,159)	(87,124,018)

Net Assets ($):
Beginning of Period	251,723,302	338,847,320
End of Period	61,089,143	251,723,302
Undistributed investment income—net	731,498	996,696

	Year Ended September 30,

	2008	2007[a]

Capital Share Transactions:
Class Ab
Shares sold	938,905	1,599,282
Shares issued for dividends reinvested	2,472,141	320,008
Shares redeemed	(5,434,830)	(5,450,355)
Net Increase (Decrease) in Shares Outstanding	(2,023,784)	(3,531,065)

Class Bb
Shares sold	54,677	13,330
Shares issued for dividends reinvested	254,952	28,400
Shares redeemed	(326,360)	(131,371)
Net Increase (Decrease) in Shares Outstanding	(16,731)	(89,641)

Class C
Shares sold	554,765	306,332
Shares issued for dividends reinvested	540,192	58,878
Shares redeemed	(1,690,185)	(1,071,986)
Net Increase (Decrease) in Shares Outstanding	(595,228)	(706,776)

Class I
Shares sold	51,635	670,621
Shares issued for dividends reinvested	14,134	12,470
Shares redeemed	(19,736)	(938,460)
Net Increase (Decrease) in Shares Outstanding	46,033	(255,369)

Class T
Shares sold	6,873	674
Shares issued for dividends reinvested	18,791	2,012
Shares redeemed	(21,290)	(8,976)
Net Increase (Decrease) in Shares Outstanding	4,374	(6,290)

a	Effective June 1,2007, Class R shares were redesignated as Class I shares.
b	During the period ended September 30, 2008, 24,925 Class B shares representing $400,914, were automatically converted to 24,038 Class A shares and during the period ended September 30, 2007, 20,015 Class B shares representing $568,058 were automatically converted to 19,556 Class A shares.
See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended September 30,

Class A Shares	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	30.84	26.58	21.80	15.78	12.07
Investment Operations:
Investment income—net[a]	.14	.07	.12	.18	.11
Net realized and unrealized
gain (loss) on investments	(8.64)	6.06	4.85	5.86	3.69
Total from Investment Operations	(8.50)	6.13	4.97	6.04	3.80
Distributions:
Dividends from investment income—net	(.32)	(.12)	(.03)	(.02)	(.03)
Dividends from net realized
gain on investments	(11.07)	(1.75)	(.16)	(.00)[b]	(.06)
Total Distributions	(11.39)	(1.87)	(.19)	(.02)	(.09)
Net asset value, end of period	10.95	30.84	26.58	21.80	15.78

Total Return (%)[c]	(40.22)	23.81	22.95	38.33	31.66

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.00	1.58[d]	1.58[d]	1.84[d]	4.19[d]
Ratio of net expenses
to average net assets	1.50	1.54[d]	1.50[d]	1.63[d]	1.69[d]
Ratio of net investment income
to average net assets	.79	.25[d]	.47[d]	.85[d]	.79[d]
Portfolio Turnover Rate	153.03	61.67[e,f]	—	—	—

Net Assets, end of period ($ x 1,000)	38,831	171,725	241,847	96,397	4,363

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2004-2006, the ratios include the fund’s share of The Boston Company International Small Cap Portfolio’s (the “Portfolio”)
allocated expenses.
e	Not annualized.
f	For the period from October 1, 2003 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.
See notes to financial statements.

		Year Ended September 30,

Class B Shares	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	30.01	26.00	21.46	15.62	11.99
Investment Operations:
Investment income (loss)—net[a]	.03	(.16)	(.09)	.02	.00[b]
Net realized and unrealized
gain (loss) on investments	(8.36)	5.92	4.79	5.82	3.70
Total from Investment Operations	(8.33)	5.76	4.70	5.84	3.70
Distributions:
Dividends from investment income—net	(.09)	—	—	—	(.01)
Dividends from net realized
gain on investments	(11.07)	(1.75)	(.16)	(.00)[b]	(.06)
Total Distributions	(11.16)	(1.75)	(.16)	(.00)[b]	(.07)
Net asset value, end of period	10.52	30.01	26.00	21.46	15.62

Total Return (%)[c]	(40.64)	22.83	21.97	37.47	30.94

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.85	2.39[d]	2.39[d]	2.68[d]	4.93[d]
Ratio of net expenses
to average net assets	2.31	2.34[d]	2.25[d]	2.38[d]	2.44[d]
Ratio of net investment income
(loss) to average net assets	.16	(.56)[d]	(.36)[d]	.10[d]	.02[d]
Portfolio Turnover Rate	153.03	61.67[e,f]	—	—	—

Net Assets, end of period ($ x 1,000)	5,628	16,563	16,681	10,961	2,202

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2004-2006, the ratios include the fund’s share of The Boston Company International Small Cap Portfolio’s (the “Portfolio”)
allocated expenses.
e	Not annualized.
f	For the period from October 1, 2003 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.
See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

		Year Ended September 30,

Class C Shares	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	30.01	25.99	21.46	15.62	11.99
Investment Operations:
Investment income (loss)—net[a]	.01	(.15)	(.08)	.04	.00[b]
Net realized and unrealized
gain (loss) on investments	(8.37)	5.92	4.77	5.80	3.69
Total from Investment Operations	(8.36)	5.77	4.69	5.84	3.69
Distributions:
Dividends from investment income—net	(.00)[b]	—	—	—	(.00)[b]
Dividends from net realized
gain on investments	(11.07)	(1.75)	(.16)	(.00)[b]	(.06)
Total Distributions	(11.07)	(1.75)	(.16)	(.00)[b]	(.06)
Net asset value, end of period	10.58	30.01	25.99	21.46	15.62

Total Return (%)[c]	(40.68)	22.88	21.97	37.40	30.89

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.76	2.34[d]	2.36[d]	2.61[d]	4.93[d]
Ratio of net expenses
to average net assets	2.28	2.30[d]	2.25[d]	2.38[d]	2.44[d]
Ratio of net investment income
(loss) to average net assets	.03	(.52)[d]	(.31)[d]	.10[d]	.02[d]
Portfolio Turnover Rate	153.03	61.67[e,f]	—	—	—

Net Assets, end of period ($ x 1,000)	15,468	61,753	71,853	34,078	1,055

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2004-2006, the ratios include the fund’s share of The Boston Company International Small Cap Portfolio’s (the “Portfolio”)
allocated expenses.
e	Not annualized.
f	For the period from October 1, 2003 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.
See notes to financial statements.

		Year Ended September 30,

Class I Shares	2008	2007[a]	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	31.33	26.84	21.97	15.84	12.07
Investment Operations:
Investment income—net[b]	.29	.21	.27	.22	.14
Net realized and unrealized
gain (loss) on investments	(8.90)	6.21	4.80	5.94	3.73
Total from Investment Operations	(8.61)	6.42	5.07	6.16	3.87
Distributions:
Dividends from investment income—net	(.43)	(.18)	(.04)	(.03)	(.04)
Dividends from net realized
gain on investments	(11.07)	(1.75)	(.16)	(.00)[c]	(.06)
Total Distributions	(11.50)	(1.93)	(.20)	(.03)	(.10)
Net asset value, end of period	11.22	31.33	26.84	21.97	15.84

Total Return (%)	(39.96)	24.70	23.24	38.98	32.22

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.82	1.23[d]	1.31[d]	1.68[d]	3.94[d]
Ratio of net expenses
to average net assets	1.21	1.22[d]	1.25[d]	1.38[d]	1.44[d]
Ratio of net investment income
to average net assets	1.80	.69[d]	1.05[d]	1.11[d]	1.00[d]
Portfolio Turnover Rate	153.03	61.67[e,f]	—	—	—

Net Assets, end of period ($ x 1,000)	792	768	7,512	414	139

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2004-2006, the ratios include the fund’s share of The Boston Company International Small Cap Portfolio’s (the “Portfolio”)
allocated expenses.
e	Not annualized.
f	For the period from October 1, 2003 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.
See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

		Year Ended September 30,

Class T Shares	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	30.63	26.41	21.69	15.72	12.03
Investment Operations:
Investment income (loss)—net[a]	.13	(.02)	.02	.14	.07
Net realized and unrealized
gain (loss) on investments	(8.59)	6.03	4.86	5.83	3.70
Total from Investment Operations	(8.46)	6.01	4.88	5.97	3.77
Distributions:
Dividends from investment income—net	(.28)	(.04)	(.00)[b]	(.00)[b]	(.02)
Dividends from net realized
gain on investments	(11.07)	(1.75)	(.16)	(.00)[b]	(.06)
Total Distributions	(11.35)	(1.79)	(.16)	(.00)[b]	(.08)
Net asset value, end of period	10.82	30.63	26.41	21.69	15.72

Total Return (%)[c]	(40.35)	23.42	22.62	38.02	31.47

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.40	1.88[d]	1.89[d]	2.18[d]	4.43[d]
Ratio of net expenses
to average net assets	1.80	1.84[d]	1.75[d]	1.88[d]	1.94[d]
Ratio of net investment income
(loss) to average net assets	.75	(.08)[d]	.09[d]	.60[d]	.50[d]
Portfolio Turnover Rate	153.03	61.67[e,f]	—	—	—

Net Assets, end of period ($ x 1,000)	370	914	955	780	69

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2004-2006, the ratios include the fund’s share of The Boston Company International Small Cap Portfolio’s (the “Portfolio”)
allocated expenses.
e	Not annualized.
f	For the period from October 1, 2003 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier International Small Cap Fund (the “fund”) is a separate diversified series of Dreyfus Premier Stock Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series. The fund’s investment objective is long-term growth of capital. The Boston Company Asset Management, LLC (“TBCAM”) serves as the fund’s investment adviser.The Dreyfus Corporation (the “Administrator” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), and an affiliate of TBCAM, serves as the fund’s Administrator.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, Class I and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allo-

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

cation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value,the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended September 30, 2008.

As of and during the period ended September 30, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended September 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At September 30, 2008, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $817,016 and unrealized depreciation $18,634,082. In addition, the fund had $8,959,037 of capital losses realized after October 31, 2007, which were deferred for tax purposes to the first day of the following fiscal year.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid to shareholders during the fiscal periods ended September 30, 2008 and September 30, 2007 were as follows: ordinary income $5,629,100 and $1,134,945 and long-term capital gains $73,681,344 and $22,131,733, respectively.

During the period ended September 30, 2008, as a result of permanent book to tax differences, primarily due to the tax treatment for passive foreign investment companies, foreign currency gains and losses and recognition of book to tax difference resulting from prior year fund restructure, the fund increased accumulated undistributed investment income-net by $562,695, increased accumulated net realized gain (loss) on investments by $1,309,690 and decreased paid-in capital by $1,872,385. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the Facility during the period ended September 30, 2008 was approximately $141,700, with a related weighted average annualized interest rate of 3.13% .

NOTE 3—Investment Advisory Fee, Administration Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement with TBCAM, the investment advisory fee is computed at the annual rate of 1% of the value of the funds average daily net assets and is payable monthly.

Effective, October 1, 2007, Dreyfus and TBCAM contractually agreed, with respect to each class of fund shares, to assume the expenses of the class so that such expenses do not exceed the annual rates of expenses of 1.50% for Class A, 2.31% for Class B, 2.28% for Class C, 1.21% for Class I and 1.80% for Class T, until the fiscal year end following such time as the expenses are equal to or less than such annual rate for each class. The reduction in expenses, pursuant to the undertaking, amounted to $339,994 during the period ended September 30, 2008.

TBCAM agreed to waive receipt of 25% of the fund’s contractual investment advisory fee rate payable to it by the fund through September 13, 2008. Because this fee waiver does not change the current expense ratio limitations stated in the prospectus, the fund’s total advisory fee may not be reduced by a full 25% during the 1-year period ended September 13, 2008.The reduction in investment advisory fee, pursuant to the undertaking amounted to $336,366 during the period ended September 30, 2008.

The fund compensates Dreyfus under an administration agreement for providing personnel and facilities to perform accounting and administration services for the fund at an annual rate of .10% of the value of the fund’s average daily net assets. During the period ended September 30, 2008, the fund was charged $137,617 pursuant to the administration agreement.

During the period ended September 30, 2008, the Distributor retained $3,084 and $257 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $60,344 and $8,581 from CDSCs on redemptions of the funds Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares, and .25% of the value of the average daily net assets of Class T shares. During the period ended September 30, 2008, Class B, Class C and Class T shares were charged $78,030, $252,392 and $1,662, respectively, pursuant to the Plan.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at the annual rate of .25% of the value of their average daily net assets for the provision of certain ser-vices.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2008, Class A, Class B, Class C and Class T shares were charged $230,058, $26,010, $84,131 and $1,662, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2008, the fund was charged $79,251 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended September 30, 2008, the fund was charged $8,113 pursuant to the cash management agreement.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2008, the fund was charged $534,911 pursuant to the custody agreement.

During the period ended September 30, 2008, the fund was charged $5,907 for services performed by the Chief Compliance Officer.

The components of “Due to TBCAM and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $72,072, admin-

istration fees $5,604, Rule 12b-1 distribution plan fees $14,565, shareholder services plan fees $13,834, custodian fees $111,689, chief compliance officer fees $1,497 and transfer agency per account fees $5,606.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A redemption fee of 2% is assessed on redemptions (including exchanges) on fund shares purchased on or after December 1, 2007 and held less than sixty days. From December 1, 2007 through September 30, 2008, there were no redemption fees charged and retained by the fund.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures and forward currency exchange contracts, during the period ended September 30, 2008, amounted to $210,104,282 and $337,982,063, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market.The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at September 30, 2008, are set forth in the Statement of Financial Futures.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts, which is typically limited to the unrealized gain on each open contract. At September 30, 2008, the fund had no open forward currency exchange contracts outstanding.

At September 30, 2008, the cost of investments for federal income tax purposes was $79,534,407; accordingly, accumulated net unrealized depreciation on investments was $18,600,541, consisting of $824,797 gross unrealized appreciation and $19,425,338 gross unrealized depreciation.

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Premier International Small Cap Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus Premier International Small Cap Fund (one of the series comprising Dreyfus Premier Stock Funds) as of September 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.The financial highlights of Dreyfus Premier International Small Cap Fund for the years ended September 30, 2006, 2005 and 2004 were audited by other auditors whose report dated November 17, 2006, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the 2008 and 2007 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier International Small Cap Fund at September 30, 2008, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
November 14, 2008

The Fund 37

IMPORTANT TAX INFORMATION ( U n a u d i t e d )

In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the fund hereby makes the following designations regarding its fiscal year ended September 30, 2008:

—the total amount of taxes paid to foreign countries was $320,576.

—the total amount of income sourced from foreign countries was $1,141,628.

As required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2008 calendar year with Form 1099-DIV which will be mailed by January 31, 2009.Also certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $4,262,205 represents the maximum amount that may be considered qualified dividend income. Also, the fund designates $10.5000 per share as a long-term capital gain distribution and $.5720 per share as a short-term capital gain distribution paid on December 28, 2007.

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (64)
Chairman of the Board (2003)

Principal Occupation During Past 5Years:

• Corporate Director and Trustee

Other Board Memberships and Affiliations:

• The Muscular Dystrophy Association, Director

• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director • The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director • Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 167

David W. Burke (72)
Board Member (2003)

Principal Occupation During Past 5Years:

• Corporate Director and Trustee

Other Board Memberships and Affiliations:

• John F. Kennedy Library Foundation, Director

No. of Portfolios for which Board Member Serves: 90

William Hodding Carter III (73)
Board Member (2003)

Principal Occupation During Past 5Years:

• Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill (January 1, 2006-present) • President and Chief Executive Officer of the John S. and James L. Knight Foundation (February 1, 1998-February 1, 2006)

Other Board Memberships and Affiliations:

• The Century Foundation, a tax-exempt research foundation, Emeritus Director

•The Enterprise Corporation of the Delta, a non-profit economic development organization, Director

No. of Portfolios for which Board Member Serves: 27

Gordon J. Davis (67)
Board Member (2007)

Principal Occupation During Past 5Years:

• Partner in the law firm of Dewey & LeBoeuf LLP

• President, Lincoln Center for the Performing Arts, Inc. (2001)

Other Board Memberships and Affiliations:

• Consolidated Edison, Inc., a utility company, Director • Phoenix Companies, Inc., a life insurance company, Director • Board Member/Trustee for several not-for-profit groups

No. of Portfolios for which Board Member Serves: 41

The Fund 39

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Joni Evans (66)
Board Member (2007)

Principal Occupation During Past 5Years:

• Chief Executive Officer, www.wowOwow.com an online community dedicated to women’s conversations and publications • Principal, Joni Evans Ltd.

• Senior Vice President of the William Morris Agency (2005)

No. of Portfolios for which Board Member Serves: 27

Ehud Houminer (68)
Board Member (2003)

Principal Occupation During Past 5Years:

• Executive-in-Residence at the Columbia Business School, Columbia University

Other Board Memberships and Affiliations:

• Avnet Inc., an electronics distributor, Director

• International Advisory Board to the MBA Program School of Management, Ben Gurion University, Chairman

No. of Portfolios for which Board Member Serves: 63

Richard C. Leone (68)
Board Member (2003)

Principal Occupation During Past 5Years:

• President of The Century Foundation (formerly,The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues

Other Board Memberships and Affiliations:

• The American Prospect, Director • Center for American Progress, Director

No. of Portfolios for which Board Member Serves: 27

Hans C. Mautner (70)
Board Member (2003)

Principal Occupation During Past 5Years:

• President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-present) • Director and Vice Chairman of Simon Property Group (1998-2003) • Chairman and Chief Executive Officer of Simon Global Limited (1999-present)

Other Board Memberships and Affiliations:

• Capital and Regional PLC, a British co-investing real estate asset manager, Director • Member, Advisory Board, Lehman Brothers European Real Estate Private Equity Fund

No. of Portfolios for which Board Member Serves: 27

Robin A. Melvin (45)
Board Member (2003)

Principal Occupation During Past 5Years:

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances • Senior Vice President, Mentor, a National non-profit youth mentoring organization (2005)

No. of Portfolios for which Board Member Serves: 27

Burton N. Wallack (57)
Board Member (2007)

Principal Occupation During Past 5Years:

• President and co-owner of Wallack Management Company, a real estate management company

No. of Portfolios for which Board Member Serves: 27

John E. Zuccotti (71)
Board Member (2003)

Principal Occupation During Past 5Years:

• Chairman of Brookfield Financial Properties, Inc. • Senior Counsel of Weil, Gotshal & Manges, LLP

• Emeritus Chairman of the Real Estate Board of New York

Other Board Memberships and Affiliations:

• Emigrant Savings Bank, Director • Wellpoint, Inc., Director • Columbia University,Trustee

• Doris Duke Charitable Foundation,Trustee

No. of Portfolios for which Board Member Serves: 27

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Arnold S. Hiatt, Emeritus Board Member

The Fund 41

OFFICERS OF THE FUND (Unaudited)

J. DAVID OFFICER, President since	JONI LACKS CHARATAN, Vice President
December 2006.	and Assistant Secretary since
Chief Operating Officer,Vice Chairman and a	August 2005.
Director of the Manager, and an officer of 77	Senior Counsel of BNY Mellon, and an officer
investment companies (comprised of 167	of 78 investment companies (comprised of 187
portfolios) managed by the Manager. He is 60	portfolios) managed by the Manager. She is 52
years old and has been an employee of the	years old and has been an employee of the
Manager since April 1998.	Manager since October 1988.

PHILLIP N. MAISANO, Executive Vice	JOSEPH M. CHIOFFI, Vice President and
President since July 2007.	Assistant Secretary since August 2005.
Chief Investment Officer,Vice Chair and a	Senior Counsel of BNY Mellon, and an officer
director of the Manager, and an officer of 77	of 78 investment companies (comprised of 187
investment companies (comprised of 167	portfolios) managed by the Manager. He is 46
portfolios) managed by the Manager. Mr.	years old and has been an employee of the
Maisano also is an officer and/or Board	Manager since June 2000.
member of certain other investment
JANETTE E. FARRAGHER, Vice President
management subsidiaries of The Bank of New
and Assistant Secretary since
York Mellon Corporation, each of which is an
August 2005.
affiliate of the Manager. He is 61 years old and
has been an employee of the Manager since	Assistant General Counsel of BNY Mellon,
November 2006. Prior to joining the Manager,	and an officer of 78 investment companies
Mr. Maisano served as Chairman and Chief	(comprised of 187 portfolios) managed by the
Executive Officer of EACM Advisors, an	Manager. She is 45 years old and has been an
affiliate of the Manager, since August 2004, and	employee of the Manager since February 1984.
served as Chief Executive Officer of Evaluation	JOHN B. HAMMALIAN, Vice President and
Associates, a leading institutional investment	Assistant Secretary since August 2005.
consulting firm, from 1988 until 2004.
Managing Counsel of BNY Mellon, and an
MICHAEL A. ROSENBERG, Vice President	officer of 78 investment companies (comprised
and Secretary since August 2005.	of 187 portfolios) managed by the Manager.
Assistant General Counsel of BNY Mellon,	He is 45 years old and has been an employee
and an officer of 78 investment companies	of the Manager since February 1991.
(comprised of 187 portfolios) managed by the	ROBERT R. MULLERY, Vice President and
Manager. He is 48 years old and has been an	Assistant Secretary since August 2005.
employee of the Manager since October 1991.
Managing Counsel of BNY Mellon, and an
JAMES BITETTO, Vice President and	officer of 78 investment companies (comprised
Assistant Secretary since August 2005.	of 187 portfolios) managed by the Manager.
Senior Counsel of BNY Mellon and Secretary	He is 56 years old and has been an employee
of the Manager, and an officer of 78	of the Manager since May 1986.
investment companies (comprised of 187	JEFF PRUSNOFSKY, Vice President and
portfolios) managed by the Manager. He is 42	Assistant Secretary since August 2005.
years old and has been an employee of the
Manager since December 1996.	Managing Counsel of BNY Mellon, and an
officer of 78 investment companies (comprised
of 187 portfolios) managed by the Manager.
He is 43 years old and has been an employee
of the Manager since October 1990.

JAMES WINDELS, Treasurer since	ROBERT SVAGNA, Assistant Treasurer
November 2001.	since December 2002.
Director – Mutual Fund Accounting of the	Senior Accounting Manager – Equity Funds of
Manager, and an officer of 78 investment	the Manager, and an officer of 78 investment
companies (comprised of 187 portfolios)	companies (comprised of 187 portfolios)
managed by the Manager. He is 49 years old	managed by the Manager. He is 41 years old
and has been an employee of the Manager	and has been an employee of the Manager
since April 1985.	since November 1990.

RICHARD CASSARO, Assistant Treasurer	JOSEPH W. CONNOLLY, Chief Compliance
since September 2007.	Officer since October 2004.
Senior Accounting Manager – Money Market	Chief Compliance Officer of the Manager and
and Municipal Bond Funds of the Manager,	The Dreyfus Family of Funds (78 investment
and an officer of 78 investment companies	companies, comprised of 187 portfolios). From
(comprised of 187 portfolios) managed by	November 2001 through March 2004, Mr.
the Manager. He is 49 years old and has	Connolly was first Vice-President, Mutual
been an employee of the Manager since	Fund Servicing for Mellon Global Securities
September 1982.	Services. In that capacity, Mr. Connolly was
responsible for managing Mellon’s Custody,
GAVIN C. REILLY, Assistant Treasurer
Fund Accounting and Fund Administration
since December 2005.
services to third-party mutual fund clients. He
Tax Manager of the Investment Accounting	is 51 years old and has served in various
and Support Department of the Manager, and	capacities with the Manager since 1980,
an officer of 78 investment companies	including manager of the firm’s Fund
(comprised of 187 portfolios) managed by the	Accounting Department from 1997 through
Manager. He is 40 years old and has been an	October 2001.
employee of the Manager since April 1991.
WILLIAM GERMENIS, Anti-Money
ROBERT ROBOL, Assistant Treasurer	Laundering Compliance Officer since
since August 2003.	October 2002.
Senior Accounting Manager – Fixed Income	Vice President and Anti-Money Laundering
Funds of the Manager, and an officer of 78	Compliance Officer of the Distributor, and the
investment companies (comprised of 187	Anti-Money Laundering Compliance Officer
portfolios) managed by the Manager. He is 44	of 74 investment companies (comprised of 183
years old and has been an employee of the	portfolios) managed by the Manager. He is 38
Manager since October 1988.	years old and has been an employee of the
ROBERT SALVIOLO, Assistant Treasurer	Distributor since October 1998.
since May 2007.
Senior Accounting Manager – Equity Funds of
the Manager, and an officer of 78 investment
companies (comprised of 187 portfolios)
managed by the Manager. He is 41 years old
and has been an employee of the Manager
since June 1989.

The Fund 43

NOTES

For More Information

Dreyfus Premier International Small Cap Fund
200 Park Avenue
New York, NY 10166

Investment Adviser
The Boston Company Asset Management, LLC
Mellon Financial Center
One Boston Place
Boston, MA 02108

Administrator
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian and Sub-Administrator
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DSMAX	Class B: DSMBX	Class C: DSMCX
	Class I: DSMRX	Class T: DSMTX	

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2008, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

0500AR0908

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Fund Performance

8	Understanding Your Fund’s Expenses

8	Comparing Your Fund’s Expenses With Those of Other Funds

9	Statement of Investments

14	Statement of Assets and Liabilities

15	Statement of Operations

16	Statement of Changes in Net Assets

18	Financial Highlights

23	Notes to Financial Statements

32	Report of Independent Registered Public Accounting Firm

33	Important Tax Information

34	Board Members Information

37	Officers of the Fund

FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier
Small Cap Equity Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this annual report for Dreyfus Premier Small Cap Equity Fund, covering the 12-month period from October 1, 2007, through September 30, 2008.

These are difficult times for equity investors. A credit crunch that began in early 2007 has developed into a full-blown global financial crisis, recently resulting in the failure of several major financial institutions and prompting a massive government rescue effort. Meanwhile, the U.S. economic slowdown has gathered momentum,depressing investor sentiment, consumer confidence and business investment.These factors undermined returns in most stock market sectors, particularly financial companies and businesses that tend to be more sensitive to economic trends.

The depth and duration of the economic downturn will depend on how quickly the financial system can be stabilized.We believe that the Temporary Guarantee Program for Money Market Funds and the $700 billion rescue package intended to promote greater liquidity in the financial markets meet several critical requirements for addressing today’s financial stresses, and we expect these measures to contribute to a more orderly deleveraging process. However, recuperation from the financial crisis is likely to take time. In the meantime, we encourage you to keep in touch with your financial advisor and maintain a long-term and disciplined perspective to investing. Indeed, we already are seeing some positive signs, including a likely peak in global inflationary pressures, a bottoming of the U.S. dollar, attractive valuations among fundamentally sound companies and a large pool of worldwide financial liquidity that could be deployed gradually as the economic cycle turns.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

Jonathan R. Baum Chief Executive Officer The Dreyfus Corporation

2

October 15, 2008

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2007, through September 30, 2008, as provided by Joseph M. Corrado, CFA, Stephanie K. Brandaleone, CFA, and Edward R.Walter, CFA, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended September 30, 2008, Dreyfus Premier Small Cap Equity Fund’s Class A shares produced a total return of –14.59%, Class B shares returned –15.32%, Class C shares returned –15.29%, Class I shares returned –14.37% and Class T shares returned –15.09% .1 The fund’s benchmark, the Russell 2500 Value Index, achieved a total return of –15.79% for the same period.2

Like stocks of other capitalizations, small-cap stocks declined sharply over the reporting period due to a U.S. economic slowdown and an intensifying global credit crisis. The fund’s losses were slightly less severe than its benchmark, which we attribute to the relative success of our security selection strategy in the consumer staples, materials and industrials sectors.

The Fund’s Investment Approach

The fund seeks long-term growth of capital.The fund invests, under normal circumstances, at least 80% of its assets in the stocks of small-cap U.S. companies, and may invest up to 15% of its assets in foreign companies.

We seek to identify companies with stocks trading at prices below their intrinsic values.We measure value by evaluating each company’s valuation multiples (price/earnings, price/sales, price/cash flow), current competitive position and expected business growth relative to its industry.We focus primarily on individual stock selection to produce a diversified portfolio of companies that we believe are undervalued relative to expected business growth, with the presence of a catalyst (such as a corporate restructuring, change in management or spin-off) that may trigger a price increase.

Stocks Struggled in a Weakening Economy

U.S. stocks produced disappointing results over the reporting period amid an onslaught of negative economic news. As housing values

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

plummeted and unemployment rates climbed, mortgage foreclosures rose sharply, fueling turmoil in the credit markets. Meanwhile, escalating commodity prices early in the reporting period burdened consumers with soaring food and energy costs.

Meanwhile, a credit crisis that began in the sub-prime mortgage market continued to batter the broader financial markets. A number of major financial institutions announced massive losses, sparking a wave of consolidation in the financials sector. By the end of the reporting period, some financial institutions had been pushed into bankruptcy, triggering steep declines in equity markets, including small-cap value stocks.

Small-Cap Value Stocks Held Up Relatively Well

In this turbulent market environment, small-cap stocks generally held up better than large-cap stocks, and value-oriented small-cap stocks produced higher returns than growth-oriented small-cap stocks. Moreover, our security selection process proved relatively effective, enabling the fund to outperform its benchmark.

The fund achieved strong relative performance in the traditionally defensive consumer staples sector, where retail pharmacy chain Longs Drug Stores was acquired by CVS Caremark. Private label food producer Ralcorp benefited from intensifying demand from cash-strapped consumers for lower-cost, generic groceries. In the materials sector, the fund benefited from relatively light exposure to metals-and-mining companies, which declined sharply after commodity prices peaked. Among industrial companies, the fund’s focus on domestic, service-oriented businesses, such as hazardous waste disposal firm Clean Harbors, helped shelter it from volatility affecting more economically-sensitive enterprises.

As is to be expected during a market downturn, the fund also held a number of disappointing performers. The fund’s investments in the consumer discretionary area were weighed down by modular home builder Champion Enterprises, which suffered in the housing slump, and electronics producer Harman International Industries, the latter of which suffered from reduced demand for car audio systems and higher new product development expenses. We sold the fund’s position in Champion Enterprises during the reporting period.The fund’s investments in the utilities sector also lagged market averages due to generally underweighted exposure and weakness in PNM Resources, where

4

regulatory resistance to the power producer’s efforts to raise rates prompted us to sell the fund’s position in the company.

Finding Opportunities in a Distressed Market

As of the reporting period’s end, the economic downturn and financial crisis have intensified.Accordingly, we have adopted a relatively cautious investment posture in which we have focused on our view of individual companies’ expected earnings instead of current earnings. However, we have begun to identify a number of fundamentally sound companies with healthy finances and undervalued stock prices. Our analyses suggest that consumer discretionary companies, housing-related businesses and automotive companies may already have seen the worst of the downturn and could benefit from U.S. government intervention. In contrast, industrials and technology companies could encounter additional weakness as the global slowdown works its way through the system.

In addition, we have gradually reduced the fund’s underweighted position in the financials sector, where we have focused on attractively valued survivors of the banking crisis but generally have avoided real estate investment trusts and insurance companies. On the other hand, we have trimmed the fund’s exposure to energy companies that have reached full valuations. In our judgment, these strategies position the fund to weather current volatility and benefit from an eventual market recovery.

October 15, 2008

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation and The Boston
Company Asset Management, LLC. Had these expenses not been absorbed, returns would have been lower.
Part of the fund’s recent performance is attributable to positive returns from its initial public offering (IPO) investments. There can be no guarantee that IPOs will have or continue to have a positive effect on fund performance. Currently, the fund is relatively small in asset size. IPOs tend to have a reduced effect on performance as a fund’s asset base grows.
2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 2500 Value Index is a widely accepted, unmanaged index, which measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth value.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.

Past performance is not predictive of future performance.

Part of the fund’s recent performance is attributable to positive returns from its initial public offering (IPO) investments. There can be no guarantee that IPOs will have or continue to have a positive effect on fund performance. Currently, the fund is relatively small in asset size. IPOs tend to have a reduced effect on performance as a fund’s asset base grows. The above graph compares a $10,000 investment made in Class A, Class B, Class C, Class I and Class T shares of Dreyfus Premier Small Cap Equity Fund on 2/1/00 (inception date) to a $10,000 investment made in the Russell 2500 Value Index (the “Index”) on that date. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in charges and expenses.All dividends and capital gain distributions are reinvested.

Prior to 8/1/07, the fund invested its assets in a “master portfolio” that had the same investment objective and policies as the fund. This master/feeder arrangement was terminated on 8/1/07 and the fund operates as a stand alone fund. Performance information represents the performance of the predecessor master portfolio (and its predecessor fund) and the expenses of the master portfolio’s predecessor fund through January 31, 2003, and the fund’s performance and expense structure thereafter. The master portfolio’s predecessor fund contributed all of its assets to the master portfolio before the fund commenced investment operations on 2/1/03. 2/1/00 represents the inception date of the master portfolio’s unregistered predecessor fund.

The fund’s performance shown in the line graph takes into account the maximum initial sales charges on Class A and Class T shares and all other applicable fees and expenses on all classes.The Index is an unmanaged index which measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 9/30/08

	Inception			From
	Date	1 Year	5 Years	Inception

Class A shares
with maximum sales charge (5.75%)	2/1/00	(19.50)%	8.92%	12.36%
without sales charge	2/1/00	(14.59)%	10.22%	13.12%
Class B shares
with applicable redemption charge †	2/1/00	(18.28)%	9.05%	12.83%
without redemption	2/1/00	(15.32)%	9.33%	12.83%
Class C shares
with applicable redemption charge ††	2/1/00	(16.03)%	9.33%	12.54%
without redemption	2/1/00	(15.29)%	9.33%	12.54%
Class I shares	2/1/00	(14.37)%	10.49%	13.31%
Class T shares
with applicable sales charge (4.5%)	2/1/00	(18.90)%	8.78%	12.25%
without sales charge	2/1/00	(15.09)%	9.79%	12.85%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance for Class B shares assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.
† The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to
Class A shares.
†† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Small Cap Equity Fund from April 1, 2008 to September 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended September 30, 2008

	Class A	Class B	Class C	Class I	Class T

Expenses paid per $1,000†	$ 6.86	$ 11.04	$ 10.94	$ 5.68	$ 9.81
Ending value (after expenses)	$974.90	$970.80	$971.10	$976.10	$971.90

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended September 30, 2008

	Class A	Class B	Class C	Class I	Class T

Expenses paid per $1,000†	$ 7.01	$ 11.28	$ 11.18	$ 5.81	$ 10.02
Ending value (after expenses)	$1,018.05	$1,013.80	$1,013.90	$1,019.25	$1,015.05

† Expenses are equal to the fund's annualized expense ratio of 1.39% for Class A, 2.24% for Class B, 2.22% for Class C, 1.15% for Class I and 1.99% for ClassT, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS September 30, 2008

Common Stocks—95.7%	Shares	Value ($)

Consumer Discretionary—14.6%
AnnTaylor Stores	24,120 [a]	497,837
Brunswick	17,078	218,427
Dick’s Sporting Goods	22,070 [a]	432,130
Foot Locker	48,250	779,720
Gentex	40,550	579,865
Harman International Industries	15,330	522,293
Hearst-Argyle Television	30,930 [b]	690,667
JoS. A. Bank Clothiers	19,780 [a,b]	664,608
MDC Holdings	20,540	751,559
Meredith	15,970 [b]	447,799
New York Times, Cl. A	45,322 [b]	647,651
NVR	1,420 [a,b]	812,240
O’Reilly Automotive	22,380 [a]	599,113
OfficeMax	46,000	408,940
Panera Bread, Cl. A	14,460 [a,b]	736,014
Ryland Group	22,560 [b]	598,291
Tractor Supply	12,560 [a,b]	528,148
Williams-Sonoma	44,630 [b]	722,113
Zale	17,040 [a,b]	426,000
		11,063,415
Consumer Staples—5.8%
BJ’s Wholesale Club	21,110 [a,b]	820,334
Casey’s General Stores	16,090	485,435
Ralcorp Holdings	31,660 [a,b]	2,134,201
Whole Foods Market	48,384 [b]	969,132
		4,409,102
Energy—5.3%
Cabot Oil & Gas	4,506	162,847
CNX Gas	11,331 [a]	253,701
Dril-Quip	11,320 [a]	491,175
Global Industries	28,530 [a,b]	197,998
Key Energy Services	45,880 [a]	532,208
Oil States International	9,900 [a]	349,965
Penn Virginia	10,440 [b]	557,914
Tidewater	12,520 [b]	693,107
Unit	14,900 [a]	742,318
		3,981,233

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Exchange Traded Funds—1.9%
iShares Russell 2000 Value Index Fund	11,370 [b]	764,519
Midcap SPDR Trust Series 1	5,280 [b]	695,904
		1,460,423
Financial—24.4%
Ambac Financial Group	18,300 [b]	42,639
Aspen Insurance Holdings	21,370	587,675
BancorpSouth	32,420 [b]	911,974
BioMed Realty Trust	18,570	491,176
City National	28,450 [b]	1,544,835
Commerce Bancshares	23,610	1,095,504
Cullen/Frost Bankers	17,703	1,062,180
Fidelity National Financial, Cl. A	52,811	776,321
First American	18,700	551,650
First Horizon National	25,249 [b]	236,328
FirstMerit	42,310	888,510
Fulton Financial	16,219 [b]	176,949
Hanover Insurance Group	20,520	934,070
Huntington Bancshares	27,768 [b]	221,866
Investment Technology Group	29,097 [a]	885,422
Jefferies Group	58,250 [b]	1,304,800
Jones Lang LaSalle	4,750	206,530
LaSalle Hotel Properties	18,180 [b]	423,958
Lexington Realty Trust	33,630	579,109
MBIA	15,403 [b]	183,296
NewAlliance Bancshares	19,106	287,163
Philadelphia Consolidated Holding	21,655 [a]	1,268,333
Piper Jaffray	16,390 [a,b]	708,868
Raymond James Financial	22,650 [b]	746,997
Redwood Trust	26,870 [b]	583,885
Synovus Financial	19,956 [b]	206,545
Washington Federal	47,430 [b]	875,084
Whitney Holding	27,930 [b]	677,303
		18,458,970
Health Care—7.9%
Bio-Rad Laboratories, Cl. A	3,890 [a]	385,577
Charles River Laboratories International	16,151 [a,b]	896,865

10

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Hill-Rom Holdings	14,920 [b]	452,225
Invitrogen	16,360 [a]	618,408
K-V Pharmaceutical, Cl. A	15,770 [a,b]	358,137
Magellan Health Services	15,920 [a]	653,675
Medicis Pharmaceutical, Cl. A	22,310 [b]	332,642
Pediatrix Medical Group	24,740 [a]	1,333,981
PerkinElmer	28,930	722,382
Sepracor	13,300 [a]	243,523
		5,997,415
Industrial—15.0%
Alliant Techsystems	3,650 [a,b]	342,881
BE Aerospace	19,490 [a]	308,526
Brink’s	23,250	1,418,715
Ceradyne	7,521 [a]	275,720
Clean Harbors	11,129 [a]	751,764
Corrections Corp. of America	33,100 [a]	822,535
Curtiss-Wright	29,640 [b]	1,347,138
Esterline Technologies	7,950 [a]	314,740
Granite Construction	33,290	1,192,448
Heartland Express	50,990 [b]	791,365
KBR	11,023	168,321
Landstar System	7,720	340,143
MSC Industrial Direct, Cl. A	15,230	701,646
Shaw Group	3,607 [a]	110,843
Thomas & Betts	10,140 [a]	396,170
Triumph Group	7,970	364,309
URS	16,950 [a]	621,557
Waste Connections	31,820 [a]	1,091,426
		11,360,247
Information Technology—9.0%
Anixter International	2,200 [a,b]	130,922
Aspen Technology	34,470 [a]	437,769
Comtech Telecommunications	10,710 [a]	527,360
Cymer	14,970 [a,b]	379,190
Hewitt Associates, Cl. A	18,750 [a]	683,250
MKS Instruments	21,760 [a]	433,242

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
NETGEAR	25,010 [a]	375,150
NeuStar, Cl. A	26,210 [a]	521,317
Novellus Systems	32,690 [a]	642,032
Parametric Technology	19,709 [a]	362,646
SRA International, Cl. A	25,810 [a]	584,080
Sybase	18,728 [a]	573,451
Synopsys	7,979 [a]	159,181
Teradyne	60,530 [a]	472,739
Varian Semiconductor
Equipment Associates	22,340 [a,b]	561,181
		6,843,510
Materials—2.8%
Louisiana-Pacific	26,740	248,682
Packaging Corp. of America	32,920	763,086
Reliance Steel & Aluminum	7,660	290,850
Temple-Inland	54,780 [b]	835,943
		2,138,561
Real Estate—2.5%
Alexandria Real Estate Equities	7,640 [b]	859,500
Health Care REIT	18,737 [b]	997,371
		1,856,871
Telecommunication Services—.8%
Cincinnati Bell	195,780 [a,b]	604,960
Utilities—5.7%
AGL Resources	23,340	732,409
Atmos Energy	29,270	779,167
Black Hills	16,220 [b]	503,955
Hawaiian Electric Industries	20,970 [b]	610,437
IDACORP	17,020 [b]	495,112
Portland General Electric	16,760	396,542
UGI	30,860	795,571
		4,313,193
Total Common Stocks
(cost $75,630,439)		72,487,900

12

Other Investment—4.9%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,715,000)	3,715,000 [c]	3,715,000

Investment of Cash Collateral
for Securities Loaned—27.2%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $20,599,161)	20,599,161 [c]	20,599,161

Total Investments (cost $99,944,600)	127.8%	96,802,061
Liabilities, Less Cash and Receivables	(27.8%)	(21,075,366)
Net Assets	100.0%	75,726,695

a Non-income producing security.
b All or a portion of these securities are on loan. At September 30, 2008, the total market value of the fund’s securities on loan is $20,317,311 and the total market value of the collateral held by the fund is $20,599,161.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Money Market Investments	32.1	Utilities	5.7
Financial	24.4	Energy	5.3
Industrial	15.0	Materials	2.8
Consumer Discretionary	14.6	Real Estate	2.5
Information Technology	9.0	Exchange Traded Funds	1.9
Health Care	7.9	Telecommunication Services	.8
Consumer Staples	5.8		127.8

† Based on net assets.
See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2008

				Cost	Value

Assets ($):
Investments in securities—See Statement
of Investments (including securities on loan,
valued at $20,317,311)—Note 1(b):
Unaffiliated issuers			75,630,439		72,487,900
Affiliated issuers			24,314,161 24,314,161
Cash					196,424
Receivable for investment securities sold					718,889
Receivable for shares of Beneficial Interest subscribed					148,614
Dividends and interest receivable					144,116
Prepaid expenses					13,099
					98,023,203

Liabilities ($):
Due to The Boston Company Asset
Management, LLC and affiliates—Note 3(c)					78,411
Liability for securities on loan—Note 1(b)					20,599,161
Payable for investment securities purchased					1,057,668
Payable for shares of Beneficial Interest redeemed					499,067
Accrued expenses					62,201
					22,296,508

Net Assets ($)					75,726,695

Composition of Net Assets ($):
Paid-in capital					83,421,582
Accumulated undistributed investment income—net					413,029
Accumulated net realized gain (loss) on investments					(4,965,377)
Accumulated net unrealized appreciation
(depreciation) on investments					(3,142,539)

Net Assets ($)					75,726,695

Net Asset Value Per Share
	Class A	Class B	Class C	Class I	Class T

Net Assets ($)	27,466,718	1,580,377	6,555,688	39,424,167	699,745
Shares Outstanding	1,121,874	68,021	282,151	1,584,393	29,275

Net Asset Value
Per Share ($)	24.48	23.23	23.23	24.88	23.90

See notes to financial statements.

14

STATEMENT OF OPERATIONS
Year Ended September 30, 2008

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,127,822
Affiliated issuers	59,735
Income from securities lending	171,261
Interest	685
Total Income	1,359,503
Expenses:
Investment advisory fee—Note 3(a)	514,272
Administration fee—Note 3(a)	64,284
Shareholder servicing costs—Note 3(c)	193,526
Distribution fees—Note 3(b)	72,433
Registration fees	63,545
Professional fees	34,383
Prospectus and shareholders’ reports	22,683
Custodian fees—Note 3(c)	22,424
Trustees’ fees and expenses—Note 3(d)	6,953
Loan commitment fees—Note 2	618
Interest expense—Note 2	105
Miscellaneous	12,360
Total Expenses	1,007,586
Less—reduction in expenses due to undertaking—Note 3(a)	(81,787)
Less—reduction in fees due to earnings credits—Note 1(b)	(3,609)
Net Expenses	922,190
Investment Income—Net	437,313

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(5,110,271)
Net unrealized appreciation (depreciation) on investments	(6,374,223)
Net Realized and Unrealized Gain (Loss) on Investments	(11,484,494)
Net (Decrease) in Net Assets Resulting from Operations	(11,047,181)

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended September 30,

	2008	2007[a]

Operations ($):
Investment income (loss)—net	437,313	(35,129)
Net realized gain (loss) on investments	(5,110,271)	5,560,290
Net unrealized appreciation
(depreciation) on investments	(6,374,223)	1,612,073
Net Increase (Decrease) in Net Assets
Resulting from Operations	(11,047,181)	7,137,234

Dividends to Shareholders from ($):
Net realized gain on investments:
Class A Shares	(4,333,645)	(1,202,550)
Class B Shares	(274,646)	(94,908)
Class C Shares	(1,062,002)	(322,498)
Class I Shares	(1,769,212)	(420,127)
Class T Shares	(72,229)	(13,372)
Total Dividends	(7,511,734)	(2,053,455)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	11,247,034	10,322,217
Class B Shares	241,224	181,063
Class C Shares	1,765,838	901,100
Class I Shares	34,444,700	4,039,483
Class T Shares	653,432	174,639
Dividends reinvested:
Class A Shares	3,491,424	1,020,389
Class B Shares	224,559	76,716
Class C Shares	480,139	153,155
Class I Shares	1,769,212	420,111
Class T Shares	37,752	6,169
Cost of shares redeemed:
Class A Shares	(19,289,912)	(13,548,675)
Class B Shares	(1,006,189)	(880,898)
Class C Shares	(2,997,034)	(3,115,187)
Class I Shares	(6,900,360)	(4,219,910)
Class T Shares	(329,927)	(151,404)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	23,831,892	(4,621,032)
Total Increase (Decrease) in Net Assets	5,272,977	462,747

Net Assets ($):
Beginning of Period	70,453,718	69,990,971
End of Period	75,726,695	70,453,718
Undistributed investment income—net	413,029	26,589

16

	Year Ended September 30,

	2008	2007[a]

Capital Share Transactions:
Class Ab
Shares sold	424,044	315,452
Shares issued for dividends reinvested	129,456	31,689
Shares redeemed	(711,970)	(411,832)
Net Increase (Decrease) in Shares Outstanding	(158,470)	(64,691)

Class Bb
Shares sold	9,557	5,725
Shares issued for dividends reinvested	8,717	2,458
Shares redeemed	(37,474)	(27,438)
Net Increase (Decrease) in Shares Outstanding	(19,200)	(19,255)

Class C
Shares sold	70,262	28,896
Shares issued for dividends reinvested	18,646	4,912
Shares redeemed	(115,980)	(97,592)
Net Increase (Decrease) in Shares Outstanding	(27,072)	(63,784)

Class I
Shares sold	1,304,653	122,591
Shares issued for dividends reinvested	64,664	12,919
Shares redeemed	(260,252)	(126,205)
Net Increase (Decrease) in Shares Outstanding	1,109,065	9,305

Class T
Shares sold	24,237	5,495
Shares issued for dividends reinvested	1,427	194
Shares redeemed	(12,438)	(4,525)
Net Increase (Decrease) in Shares Outstanding	13,226	1,164

a Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b During the period ended September 30, 2008, 4,605 Class B shares representing $127,792 were automatically converted to 4,408 Class A shares and during the period ended September 30, 2007 5,692 Class B shares representing $180,972 were automatically converted to 5,501 Class A shares.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended September 30,

Class A Shares	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	32.64	30.49	27.89	23.32	18.48
Investment Operations:
Investment income (loss)—net[a]	.19	.02	.00[b]	(.07)	(.08)
Net realized and unrealized
gain (loss) on investments	(4.61)	3.02	3.31	4.64	5.38
Total from Investment Operations	(4.42)	3.04	3.31	4.57	5.30
Distributions:
Dividends from net realized
gain on investments	(3.74)	(.89)	(.71)	(.00)[b]	(.46)
Net asset value, end of period	24.48	32.64	30.49	27.89	23.32

Total Return (%)[c]	(14.59)	10.00	12.15	19.60	29.07

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.56	1.50[d]	1.60[d]	2.30[d]	6.56[d]
Ratio of net expenses
to average net assets	1.39	1.45[d]	1.35[d]	1.35[d]	1.34[d]
Ratio of net investment income
(loss) to average net assets	.72	.06[d]	.01[d]	(.26)[d]	(.37)[d]
Portfolio Turnover Rate	92.67	66.82[e,f]	—	—	—

Net Assets, end of period ($ x 1,000)	27,467	41,784	41,006	12,568	3,636

a Based on average shares outstanding at each month end.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2004-2006, the ratios include the fund’s share of The Boston Company Small Cap Value Portfolio’s (the “Portfolio”)
allocated expenses.
e Not annualized.
f For the period from October 1, 2003 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.

See notes to financial statements.

18

		Year Ended September 30,

Class B Shares	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	31.41	29.63	27.32	23.01	18.39
Investment Operations:
Investment (loss)—net[a]	(.04)	(.26)	(.22)	(.27)	(.22)
Net realized and unrealized
gain (loss) on investments	(4.40)	2.93	3.24	4.58	5.30
Total from Investment Operations	(4.44)	2.67	3.02	4.31	5.08
Distributions:
Dividends from net realized
gain on investments	(3.74)	(.89)	(.71)	(.00)[b]	(.46)
Net asset value, end of period	23.23	31.41	29.63	27.32	23.01

Total Return (%)[c]	(15.32)	9.05	11.33	18.74	27.99

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.53	2.41[d]	2.46[d]	3.22[d]	7.31[d]
Ratio of net expenses
to average net assets	2.24	2.34[d]	2.10[d]	2.10[d]	2.09[d]
Ratio of net investment
(loss) to average net assets	(.14)	(.83)[d]	(.77)[d]	(1.03)[d]	(1.12)[d]
Portfolio Turnover Rate	92.67	66.82[e,f]	—	—	—

Net Assets, end of period ($ x 1,000)	1,580	2,740	3,155	1,754	851

a Based on average shares outstanding at each month end.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2004-2006, the ratios include the fund’s share of The Boston Company Small Cap Value Portfolio’s (the “Portfolio”)
allocated expenses.
e Not annualized.
f For the period from October 1, 2003 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

		Year Ended September 30,

Class C Shares	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	31.41	29.60	27.32	23.02	18.39
Investment Operations:
Investment (loss)—net[a]	(.03)	(.24)	(.21)	(.28)	(.22)
Net realized and unrealized
gain (loss) on investments	(4.41)	2.94	3.20	4.58	5.31
Total from Investment Operations	(4.44)	2.70	2.99	4.30	5.09
Distributions:
Dividends from net realized
gain on investments	(3.74)	(.89)	(.71)	(.00)[b]	(.46)
Net asset value, end of period	23.23	31.41	29.60	27.32	23.02

Total Return (%)[c]	(15.29)	9.13	11.26	18.68	28.05

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.36	2.29[d]	2.46[d]	3.15[d]	7.31[d]
Ratio of net expenses
to average net assets	2.22	2.25[d]	2.10[d]	2.10[d]	2.09[d]
Ratio of net investment
(loss) to average net assets	(.11)	(.74)[d]	(.75)[d]	(1.03)[d]	(1.12)[d]
Portfolio Turnover Rate	92.67	66.82[e,f]	—	—	—

Net Assets, end of period ($ x 1,000)	6,556	9,713	11,042	3,659	690

a Based on average shares outstanding at each month end.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2004-2006, the ratios include the fund’s share of The Boston Company Small Cap Value Portfolio’s (the “Portfolio”)
allocated expenses.
e Not annualized.
f For the period from October 1, 2003 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.

See notes to financial statements.

20

		Year Ended September 30,

Class I Shares	2008	2007[a]	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	33.03	30.77	28.07	23.42	18.52
Investment Operations:
Investment income (loss)—net[b]	.25	.11	.06	.07	(.03)
Net realized and unrealized
gain (loss) on investments	(4.66)	3.04	3.35	4.58	5.39
Total from Investment Operations	(4.41)	3.15	3.41	4.65	5.36
Distributions:
Dividends from net realized
gain on investments	(3.74)	(.89)	(.71)	(.00)[c]	(.46)
Net asset value, end of period	24.88	33.03	30.77	28.07	23.42

Total Return (%)	(14.37)	10.27	12.43	19.86	29.33

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.22	1.22[d]	1.35[d]	1.97[d]	6.31[d]
Ratio of net expenses
to average net assets	1.15	1.19[d]	1.10[d]	1.10[d]	1.09[d]
Ratio of net investment income
(loss) to average net assets	.98	.32[d]	.21[d]	.24[d]	(.12)[d]
Portfolio Turnover Rate	92.67	66.82[e,f]	—	—	—

Net Assets, end of period ($ x 1,000)	39,424	15,701	14,339	12,575	14

a Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b Based on average shares outstanding at each month end.
c Amount represents less than $.01 per share.
d For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2004-2006, the ratios include the fund’s share of The Boston Company Small Cap Value Portfolio’s (the “Portfolio”)
allocated expenses.
e Not annualized.
f For the period from October 1, 2003 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

		Year Ended September 30,

Class T Shares	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	32.13	30.17	27.67	23.21	18.45
Investment Operations:
Investment income (loss)—net[a]	.04	(.14)	(.08)	(.14)	(.13)
Net realized and unrealized
gain (loss) on investments	(4.53)	2.99	3.29	4.60	5.35
Total from Investment Operations	(4.49)	2.85	3.21	4.46	5.22
Distributions:
Dividends from net realized
gain on investments	(3.74)	(.89)	(.71)	(.00)[b]	(.46)
Net asset value, end of period	23.90	32.13	30.17	27.67	23.21

Total Return (%)[c]	(15.09)	9.47	11.88	19.22	28.67

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.11	2.07[d]	2.46[d]	2.86[d]	6.81[d]
Ratio of net expenses
to average net assets	1.98	1.93[d]	1.60[d]	1.60[d]	1.59[d]
Ratio of net investment income
(loss) to average net assets	.14	(.42)[d]	(.26)[d]	(.53)[d]	(.62)[d]
Portfolio Turnover Rate	92.67	66.82[e,f]	—	—	—

Net Assets, end of period ($ x 1,000)	700	516	449	264	64

a Based on average shares outstanding at each month end.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2004-2006, the ratios include the fund’s share of The Boston Company Small Cap Value Portfolio’s (the “Portfolio”)
allocated expenses.
e Not annualized.
f For the period from October 1, 2003 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.

See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Small Cap Equity Fund (the “fund”) is a separate diversified series of Dreyfus Premier Stock Funds (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The investment objective seeks long-term growth of capital.The Boston Company Asset Management, LLC (“TBCAM”) serves as the fund’s investment adviser. The Dreyfus Corporation (the “Administrator” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”) and an affiliate of TBCAM, serves as the fund’s Administrator.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, Class I and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange

24

or market),but before the fund calculates its net asset value,the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended September 30, 2008, The Bank of New York Mellon earned $57,087 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

26

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended September 30, 2008.

As of and during the period ended September 30, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended September 30, 2008, remains subject to examination by the Internal Revenue Service and state taxing authorities.

At September 30, 2008, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $395,820, accumulated capital losses $83,845 and unrealized depreciation $3,557,054. In addition, the fund had $4,449,808 of capital losses realized after October 31, 2007, which were deferred for tax purposes to the first day of the following fiscal year.

The accumulated capital loss carryover is available to be applied against future net securities profits, if any, realized subsequent to September 30, 2008. If not applied, the carryover expires in fiscal 2016.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid to shareholders during the fiscal periods ended September 30, 2008 and September 30, 2007 were as follows: ordinary income $2,574,219 and $966,468 and long-term capital gains $4,937,515 and $1,086,987, respectively.

During the period ended September 30, 2008, as a result of permanent book to tax differences, primarily due to the tax treatment for real estate investment trusts and recognition of book to tax difference resulting from prior year fund restructure, the fund decreased accumulated undistributed investment income-net by $50,873, increased accumulated net realized gain (loss) on investments by $3,245,696 and decreased paid-in capital by $3,194,823. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the Facility during the period ended September 30, 2008, was $2,800 with a related weighted average annualized interest rate of 3.74% ..

NOTE 3—Investment Advisory Fee, Administration Fee and Other Transactions With Affiliates:

(a) Pursuant to a investment advisory agreement with TBCAM, the investment advisory fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly.

Effective August 1, 2007, Dreyfus and TBCAM have contractually agreed, with respect to each class of fund shares, to assume the expenses of the class so that such expenses do not exceed the annual rates of expenses of 1.39% for Class A, 2.24% for Class B, 2.22% for Class C,

28

1.16% for Class I and 2.02% for Class T, until the fiscal year end following such time as the expenses are equal to or less than such annual rate for each class.The reduction in expenses, pursuant to the undertaking, amounted to $81,787 during the period ended September 30, 2008.

The fund compensates Dreyfus under an administration agreement for providing personnel and facilities to perform accounting and administration services for the fund at an annual rate of .10% of the value of the fund’s average daily net assets. During the period ended September 30, 2008, the fund was charged $64,284 pursuant to the administration agreement.

During the period ended September 30, 2008, the Distributor retained $3,673 and $9 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $7,390 and $1,010 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended September 30, 2008, Class B, Class C and Class T shares were charged $14,708, $56,238 and $1,487, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at the annual rate of .25% of the value of their average daily net assets for the provision of certain ser-vices.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2008, Class A, Class B, Class

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

C and Class T shares were charged $78,511, $4,903, $18,746 and $1,487, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2008, the fund was charged $24,977 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended September 30, 2008, the fund was charged $2,534 pursuant to the cash management agreement.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2008, the fund was charged $22,424 pursuant to the custody agreement.

During the period ended September 30, 2008, the fund was charged $5,907 for services performed by the Chief Compliance Officer.

The components of “Due to TBCAM and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $51,476, administration fees, $6,435, Rule 12b-1 distribution plan fees $5,466, shareholder services plan fees $7,709, custodian fees $4,000, chief compliance officer fees $1,497 and transfer agency per account fees $4,160, which are offset against an expense reimbursement currently in effect in the amount of $2,332.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2008, amounted to $72,233,155 and $58,606,596, respectively.

30

At September 30, 2008, the cost of investments for federal income tax purposes was $100,359,115; accordingly, accumulated net unrealized depreciation on investments was $3,557,054, consisting of $4,732,058 gross unrealized appreciation and $8,289,112 gross unrealized depreciation.

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

NOTE 5—Plan of Reorganization:

On July 25, 2008, the Board of Trustees of the Company approved an Agreement and Plan of Reorganization between the fund and Advantage Funds, Inc., on behalf of Dreyfus Premier Future Leaders Fund (the “Acquired Fund”), providing for the Acquired Fund to merge into the fund as part of a tax-free reorganization (the “Merger”).The Merger, which was approved by the Acquired Fund’s shareholders on October 15, 2008, is anticipated to occur on or about December 15, 2008. On that date, the Acquired Fund will exchange all of its assets at net asset value, subject to liabilities, for an equivalent value of shares of the fund. Such shares will be distributed pro rata to shareholders of the Acquired Fund so that each Acquired Fund shareholder receives a number of shares of the fund equal to the aggregate net asset value of the shareholder’s fund shares.

The Fund 31

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees Dreyfus Premier Small Cap Equity Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Premier Small Cap Equity Fund (one of the series comprising Dreyfus Premier Stock Funds), as of September 30, 2008, and the related statement of operations for the year then ended and the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.The financial highlights of Dreyfus Premier Small Cap Equity Fund for the years ended September 30, 2006, 2005 and 2004 were audited by other auditors whose report dated November 17, 2006, expressed an unqualified opinion on such financial highlights. We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2008 and 2007 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier Small Cap Equity Fund at September 30, 2008, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

32

IMPORTANT TAX INFORMATION ( U n a u d i t e d )

For federal tax purposes, the fund hereby designates $2.4603 per share as a long-term capital gain distribution and $1.2827 per share as a short-term capital gain distribution of the $3.7430 per share paid on December 28, 2007. Also the fund hereby designates 29.51% of the ordinary dividends paid during the fiscal year ended September 30, 2008 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in January 2009 of the percentage applicable to the preparation of their 2008 income tax returns.

The Fund 33

BOARD MEMBERS INFORMATION ( U n a u d i t e d )

Joseph S. DiMartino (64) Chairman of the Board (2003) Principal Occupation During Past 5Years: Corporate Director and Trustee Other Board Memberships and Affiliations:

  The Muscular Dystrophy Association, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 167

———————

David W. Burke (72)
Board Member (2003)

Principal Occupation During Past 5Years:
 Corporate Director and Trustee

Other Board Memberships and Affiliations:
 John F. Kennedy Library Foundation, Director

No. of Portfolios for which Board Member Serves: 90

———————

William Hodding Carter III (73) Board Member (2003)

Principal Occupation During Past 5Years:

  Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill (January 1, 2006-present)
  President and Chief Executive Officer of the John S. and James L. Knight Foundation (February 1, 1998-February 1, 2006)

Other Board Memberships and Affiliations:

  The Century Foundation, a tax-exempt research foundation, Emeritus Director
  The Enterprise Corporation of the Delta, a non-profit economic development organization, Director

No. of Portfolios for which Board Member Serves: 27

———————

Gordon J. Davis (67) Board Member (2007) Principal Occupation During Past 5Years:

  Partner in the law firm of Dewey & LeBoeuf LLP
  President, Lincoln Center for the Performing Arts, Inc. (2001)

Other Board Memberships and Affiliations:

  Consolidated Edison, Inc., a utility company, Director
  Phoenix Companies, Inc., a life insurance company, Director
  Board Member/Trustee for several not-for-profit groups

No. of Portfolios for which Board Member Serves: 41

34

Joni Evans (66) Board Member (2007) Principal Occupation During Past 5Years:

  Chief Executive Officer, www.wowOwow.com an online community dedicated to women’s conversations and publications
  Principal, Joni Evans Ltd.
  Senior Vice President of the William Morris Agency (2005)

No. of Portfolios for which Board Member Serves: 27

———————

Ehud Houminer (68) Board Member (2003)

Principal Occupation During Past 5Years:

Executive-in-Residence at the Columbia Business School, Columbia University

Other Board Memberships and Affiliations:

  Avnet Inc., an electronics distributor, Director
  International Advisory Board to the MBA Program School of Management, Ben Gurion University, Chairman

No. of Portfolios for which Board Member Serves: 63

———————

Richard C. Leone (68) Board Member (2003) Principal Occupation During Past 5Years:

  President of The Century Foundation (formerly,The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues

Other Board Memberships and Affiliations:

  The American Prospect, Director
  Center for American Progress, Director

No. of Portfolios for which Board Member Serves: 27

———————

Hans C. Mautner (70) Board Member (2003) Principal Occupation During Past 5Years:

  President–International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-present)
  Director and Vice Chairman of Simon Property Group (1998-2003)
  Chairman and Chief Executive Officer of Simon Global Limited (1999-present)

Other Board Memberships and Affiliations:

  Capital and Regional PLC, a British co-investing real estate asset manager, Director
  Member, Advisory Board, Lehman Brothers European Real Estate Private Equity Fund

No. of Portfolios for which Board Member Serves: 27

The Fund 35

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Robin A. Melvin (45) Board Member (2003) Principal Occupation During Past 5Years:

  Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances
  Senior Vice President, Mentor, a National non-profit youth mentoring organization (2005)

No. of Portfolios for which Board Member Serves: 27

———————

Burton N. Wallack (57) Board Member (2007)

Principal Occupation During Past 5Years:

 President and co-owner of Wallack Management Company, a real estate management company

No. of Portfolios for which Board Member Serves: 27

———————

John E. Zuccotti (71) Board Member (2003) Principal Occupation During Past 5Years:

  Chairman of Brookfield Financial Properties, Inc.
  Senior Counsel of Weil, Gotshal & Manges, LLP
  Emeritus Chairman of the Real Estate Board of New York

Other Board Memberships and Affiliations:

  Emigrant Savings Bank, Director
  Wellpoint, Inc., Director
  Columbia University,Trustee
  Doris Duke Charitable Foundation,Trustee

No. of Portfolios for which Board Member Serves: 27

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Arnold S. Hiatt, Emeritus Board Member

36

OFFICERS OF THE FUND (Unaudited)

J. DAVID OFFICER, President since	JONI LACKS CHARATAN, Vice President
December 2006.	and Assistant Secretary since
Chief Operating Officer,Vice Chairman and a	August 2005.
Director of the Manager, and an officer of 77	Senior Counsel of BNY Mellon, and an officer
investment companies (comprised of 167	of 78 investment companies (comprised of 187
portfolios) managed by the Manager. He is 60	portfolios) managed by the Manager. She is 52
years old and has been an employee of the	years old and has been an employee of the
Manager since April 1998.	Manager since October 1988.

PHILLIP N. MAISANO, Executive Vice	JOSEPH M. CHIOFFI, Vice President and
President since July 2007.	Assistant Secretary since August 2005.
Chief Investment Officer,Vice Chair and a	Senior Counsel of BNY Mellon, and an officer
director of the Manager, and an officer of 77	of 78 investment companies (comprised of 187
investment companies (comprised of 167	portfolios) managed by the Manager. He is 46
portfolios) managed by the Manager. Mr.	years old and has been an employee of the
Maisano also is an officer and/or Board	Manager since June 2000.
member of certain other investment
JANETTE E. FARRAGHER, Vice President
management subsidiaries of The Bank of New
and Assistant Secretary since
York Mellon Corporation, each of which is an
August 2005.
affiliate of the Manager. He is 61 years old and
has been an employee of the Manager since	Assistant General Counsel of BNY Mellon,
November 2006. Prior to joining the Manager,	and an officer of 78 investment companies
Mr. Maisano served as Chairman and Chief	(comprised of 187 portfolios) managed by the
Executive Officer of EACM Advisors, an	Manager. She is 45 years old and has been an
affiliate of the Manager, since August 2004, and	employee of the Manager since February 1984.
served as Chief Executive Officer of Evaluation	JOHN B. HAMMALIAN, Vice President and
Associates, a leading institutional investment	Assistant Secretary since August 2005.
consulting firm, from 1988 until 2004.
Managing Counsel of BNY Mellon, and an
MICHAEL A. ROSENBERG, Vice President	officer of 78 investment companies (comprised
and Secretary since August 2005.	of 187 portfolios) managed by the Manager.
Assistant General Counsel of BNY Mellon,	He is 45 years old and has been an employee
and an officer of 78 investment companies	of the Manager since February 1991.
(comprised of 187 portfolios) managed by the	ROBERT R. MULLERY, Vice President and
Manager. He is 48 years old and has been an	Assistant Secretary since August 2005.
employee of the Manager since October 1991.
Managing Counsel of BNY Mellon, and an
JAMES BITETTO, Vice President and	officer of 78 investment companies (comprised
Assistant Secretary since August 2005.	of 187 portfolios) managed by the Manager.
Senior Counsel of BNY Mellon and Secretary	He is 56 years old and has been an employee
of the Manager, and an officer of 78	of the Manager since May 1986.
investment companies (comprised of 187
portfolios) managed by the Manager. He is 42
years old and has been an employee of the
Manager since December 1996.

The Fund 37

OFFICERS OF THE FUND (Unaudited) (continued)

JEFF PRUSNOFSKY, Vice President and	ROBERT SALVIOLO, Assistant Treasurer
Assistant Secretary since August 2005.	since May 2007.
Managing Counsel of BNY Mellon, and an	Senior Accounting Manager – Equity Funds of
officer of 78 investment companies (comprised	the Manager, and an officer of 78 investment
of 187 portfolios) managed by the Manager.	companies (comprised of 187 portfolios)
He is 43 years old and has been an employee	managed by the Manager. He is 41 years old
of the Manager since October 1990.	and has been an employee of the Manager
since June 1989.
JAMES WINDELS, Treasurer since
November 2001.	ROBERT SVAGNA, Assistant Treasurer
Director – Mutual Fund Accounting of the	since December 2002.
Manager, and an officer of 78 investment	Senior Accounting Manager – Equity Funds of
companies (comprised of 187 portfolios)	the Manager, and an officer of 78 investment
managed by the Manager. He is 49 years old	companies (comprised of 187 portfolios)
and has been an employee of the Manager	managed by the Manager. He is 41 years old
since April 1985.	and has been an employee of the Manager
since November 1990.
RICHARD CASSARO, Assistant Treasurer
since September 2007.	JOSEPH W. CONNOLLY, Chief Compliance
Senior Accounting Manager – Money Market	Officer since October 2004.
and Municipal Bond Funds of the Manager,	Chief Compliance Officer of the Manager and
and an officer of 78 investment companies	The Dreyfus Family of Funds (78 investment
(comprised of 187 portfolios) managed by	companies, comprised of 187 portfolios). From
the Manager. He is 49 years old and has	November 2001 through March 2004, Mr.
been an employee of the Manager since	Connolly was first Vice-President, Mutual
September 1982.	Fund Servicing for Mellon Global Securities
Services. In that capacity, Mr. Connolly was
GAVIN C. REILLY, Assistant Treasurer
responsible for managing Mellon’s Custody,
since December 2005.
Fund Accounting and Fund Administration
Tax Manager of the Investment Accounting	services to third-party mutual fund clients. He
and Support Department of the Manager, and	is 51 years old and has served in various
an officer of 78 investment companies	capacities with the Manager since 1980,
(comprised of 187 portfolios) managed by the	including manager of the firm’s Fund
Manager. He is 40 years old and has been an	Accounting Department from 1997 through
employee of the Manager since April 1991.	October 2001.

ROBERT ROBOL, Assistant Treasurer	WILLIAM GERMENIS, Anti-Money
since August 2003.	Laundering Compliance Officer since
Senior Accounting Manager – Fixed Income	October 2002.
Funds of the Manager, and an officer of 78	Vice President and Anti-Money Laundering
investment companies (comprised of 187	Compliance Officer of the Distributor, and the
portfolios) managed by the Manager. He is 44	Anti-Money Laundering Compliance Officer
years old and has been an employee of the	of 74 investment companies (comprised of 183
Manager since October 1988.	portfolios) managed by the Manager. He is 38
years old and has been an employee of the
Distributor since October 1998.

38

NOTES

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $91,086 in 2007 and $80,424 in 2008.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2007 and $15,366 in 2008.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2007 and $0 in 2008.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $10,456 in 2007 and $3,177 in 2008. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held; and (iv) determination of Passive Foreign Investment Companies.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2007 and $0 in 2008.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $751.13 in 2007 (These services consisted of a review of the Registrant's anti-money laundering program) and $0 in 2008.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2007 and $0 in 2008.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,667,704 in 2007 and $4,881,322 in 2008.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER STOCK FUNDS

By:	/s/ J. David Officer

J. David Officer
President

Date:	November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer

J. David Officer
President

Date:	November 17, 2008

By:	/s/ James Windels

James Windels
Treasurer

Date:	November 17, 2008

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)